United States
Securities and Exchange Commission
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number  811-22538

Advisers Investment Trust

(Exact name of registrant as specified in charter)

4041 N. High St, Suite 402, Columbus, OH 43214

(Address of principal executive offices) (Zip code)

Beacon Hill Fund Services, Inc., 4041 N. High St, Suite 402, Columbus, OH 43214

(Name and address of agent for service)

Registrant's telephone number, including area code:  (614)-255-5550

Date of fiscal year end:  September 30

Date of reporting period:  March 31, 2014

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

INDEPENDENT FRANCHISE PARTNERS
US EQUITY FUND

SEMI-ANNUAL REPORT

MARCH 31, 2014

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND

March 31, 2014 (Unaudited)

SHAREHOLDER LETTER	1

SCHEDULE OF INVESTMENTS	2

STATEMENT OF ASSETS AND LIABILITIES	4

STATEMENT OF OPERATIONS	5

STATEMENTS OF CHANGES IN NET ASSETS	6

FINANCIAL HIGHLIGHTS	7

NOTES TO FINANCIAL STATEMENTS	8

ADDITIONAL INFORMATION	14

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SHAREHOLDER LETTER
March 31, 2014 (Unaudited)

Dear Shareholder:

We are pleased to present to shareholders the Semi-Annual Report for the Independent Franchise Partners US Equity Fund (the “Fund”), a series of the Advisers Investment Trust. This report contains the results of Fund operations for the six months ended March 31, 2014.

We appreciate the trust and confidence you have placed in us by choosing the Fund and its Investment Adviser, Independent Franchise Partners, LLP, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina A. Tantra	John Kelly-Jones
President of the Fund and Trustee to the Board	Chief Operating Officer of Independent Franchise Partners, LLP

1

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	95.8%
Apparel	2.8%
Coach Inc.		346,014	$17,183,055
Beverages	7.0%
Anheuser-Busch InBev		227,163	23,815,579
PepsiCo Inc.		234,932	19,616,822
			43,432,401
Computers & Peripherals	3.4%
Apple Inc.		39,440	21,169,026
Diversified Consumer Services	6.6%
Moody’s Corp.		270,879	21,486,122
MSCI Inc.(a)		451,147	19,408,344
			40,894,466
Food Products	17.0%
General Mills Inc.		377,993	19,587,597
Kellogg Co.		405,958	25,457,626
Mondelez International Inc. - Class A		1,103,279	38,118,290
Nestle SA - REG		294,120	22,140,926
			105,304,439
Health Care Equipment & Supplies	5.3%
Dentsply International		289,867	13,345,477
Zimmer Holdings Inc.		205,129	19,401,101
			32,746,578
Household Products	11.2%
Colgate-Palmolive		232,839	15,104,266
Kimberly Clark Corp.		185,119	20,409,370
Procter & Gamble		417,018	33,611,651
			69,125,287
Internet Software & Services	2.0%
eBay Inc.(a)		220,519	12,181,470
IT Services	6.4%
Accenture PLC - Class A		494,648	39,433,339
Media	2.3%
McGraw-Hill Financial Inc.		187,427	14,300,680

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST
INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Pharmaceuticals	19.3%
Abbott Laboratories		510,476	$19,658,431
GlaxoSmithKline PLC		1,089,183	28,898,957
Johnson & Johnson		307,071	30,163,584
Novartis AG - REG		480,709	40,781,828
			119,502,800
Software	5.1%
Microsoft Corp.		759,951	31,150,391
Tobacco	7.4%
Philip Morris International		559,253	45,786,043
TOTAL COMMON STOCKS (Cost $491,010,203)			592,209,975
TOTAL INVESTMENTS
(Cost $491,010,203)	95.8%		592,209,975
NET OTHER ASSETS (LIABILITIES)	4.2%		26,249,317
NET ASSETS	100.0%		$618,459,292

(a)	Non-income producing security.

At March 31, 2014, the Fund’s investments were concentrated in the following countries:

Percentage of Net Assets
United States(1)	80.9%
Switzerland	10.2
United Kingdom	4.7
TOTAL	95.8%

(1)
The Fund invests in the Belgian line of Anheuser-Busch InBev (ABI). However, consistent with the terms set out in the prospectus, the Fund defines ABI as a US Equity as its principal place of business is in the US.

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
March 31, 2014 (Unaudited)

Independent Franchise Partners US Equity Fund
Assets:
Investments, at value (Cost: $491,010,203)	$592,209,975
Cash	24,772,610
Foreign currency (Cost: $6,217)	6,309
Receivable for dividends	1,317,630
Reclaims receivable	673,864
Prepaid expenses	32,615
Total Assets	619,013,003
Liabilities:
Investment advisory fees payable	353,752
Accounting and Administration fees payable	112,224
Regulatory and Compliance fees payable	48,836
Trustees fees payable	2,442
Accrued expenses and other payable	36,457
Total Liabilities	553,711
Net Assets	$618,459,292

Net assets	$618,459,292
Shares of common stock outstanding	44,649,883
Net asset value per share	$13.85

Net Assets:
Paid in capital	$505,795,118
Undistributed accumulated net investment income	2,941,450
Undistributed accumulated net realized gains	8,500,933
Unrealized appreciation (depreciation)	101,221,791
Net assets	$618,459,292

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended March 31, 2014 (Unaudited)

Independent Franchise Partners US Equity Fund
Investment Income:
Dividend income (Net of foreign withholding tax of $272,215)	$7,638,499
Total investment income	7,638,499
Operating expenses:
Investment advisory	2,080,166
Accounting and Administration	227,014
Regulatory and Compliance	98,575
Insurance	16,693
Trustees	6,232
Legal	17,951
Registration	12,481
Other	21,409
Total expenses	2,480,521
Net investment income	5,157,978
Realized and Unrealized Gains (Losses) From Investment Activities:
Net realized gains from investment transactions	10,120,684
Net realized gains from foreign currency transactions	34,965
Change in unrealized
appreciation (depreciation) on investments	37,752,533
Change in unrealized
appreciation (depreciation) on foreign currency	(3,807)
Net realized and unrealized gains (losses) from investment activities	47,904,375
Change in Net Assets Resulting from Operations	$53,062,353

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2014 (Unaudited)
And the year ended September 30, 2013

	Independent Franchise Partners US Equity Fund
	March 31, 2014	September 30, 2013
Increase (decrease) in net assets:
Operations:
Net investment income	$5,157,978	$7,898,703
Net realized gains from investment and foreign currency transactions	10,155,649	6,137,083
Change in unrealized appreciation (depreciation) on investments and foreign currency	37,748,726	50,365,324
Change in net assets resulting from operations	53,062,353	64,401,110
Dividends paid to shareholders:
From net investment income	(8,358,015)	(3,300,001)
From net realized gains	(7,648,294)	(176,370)
Total dividends paid to shareholders	(16,006,309)	(3,476,371)
Capital Transactions:
Proceeds from sale of shares	43,725,726	316,426,511
Value of shares issued to shareholders in reinvestment of dividends	13,273,672	2,999,207
Value of shares redeemed	(57,613,659)	(14,373,956)
Change in net assets from capital transactions	(614,261)	305,051,762
Change in net assets	36,441,783	365,976,501
Net Assets:
Beginning of period	582,017,509	216,041,008
End of period	$618,459,292	$582,017,509
Undistributed accumulated net investment income	$2,941,450	$6,141,487

Share Transactions:
Sold	3,196,526	26,578,440
Reinvested	978,884	264,015
Redeemed	(4,209,204)	(1,142,859)
Change	(33,794)	25,699,596

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST
FINANCIAL HIGHLIGHTS
For the six months ended March 31, 2014 (Unaudited), the year ended September 30, 2013, and the period December 20, 2011 (commencement of operations) to September 30, 2012

	Independent Franchise Partners US Equity Fund
	March 31, 2014		Sept. 30, 2013	Sept. 30, 2012

Net asset value, beginning of period	$13.03		$11.38	$10.00

Income (loss) from operations:
Net investment income	0.12		0.21	0.08
Net realized and unrealized gains (losses) from investments	1.06		1.60	1.30
Total from investment operations	1.18		1.81	1.38

Less distributions paid:
From net investment income	(0.19)		(0.15)	—
From net realized gains on investments	(0.17)		(0.01)	—
Total distributions paid	(0.36)		(0.16)	—
Increase from redemption fees(a)	—		—	—
Change in net asset value	0.82		1.65	1.38
Net asset value, end of period	$13.85		$13.03	$11.38
Total return(b)	9.07%		16.08%	13.80%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$618,459		$582,018	$216,041
Ratio of net expenses to average net assets	0.81	%(c)	0.84%	0.85	%(c)
Ratio of net investment income to average net assets	1.69	%(c)	1.89%	1.78	%(c)
Ratio of gross expenses to average net assets(d)	0.81	%(c)	0.85%	1.20	%(c)
Portfolio turnover rate(b)	11.38%		20.70%	13.59%

(a)	Redemption fees were less than $0.005 per share.
(b)	Not annualized for periods less than one year. Total return excludes redemption fees.
(c)	Annualized for periods less than one year.
(d)	During the periods shown, certain fees were reduced. If such fee reductions had not occurred, the ratios would have been as indicated.

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The Independent Franchise Partners US Equity Fund (the “IFP US Equity Fund” or “Fund”) is a series of the Trust. These financial statements and notes only relate to the IFP US Equity Fund.

The Fund is a non-diversified fund, meaning it may invest in a smaller number of companies than a diversified fund, and seeks to achieve an attractive long-term rate of return.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.       Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as Level 1 in the fair value hierarchy.

8

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

Debt and other fixed income securities are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

9

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2014 in valuing the Fund’s investments based upon the three fair value levels defined above:

		Level 2 -	Level 3 -
	Level 1 - Quoted	Other Significant	Significant
Portfolio	Prices	Observable Inputs	Unobservable Inputs	Total
IFP US Equity Fund
Common Stocks(1)	$592,209,975	$-	$-	$592,209,975
Total Investments	$592,209,975	$-	$-	$592,209,975

(1)      See investment industries in the Schedule of Investments.

As of March 31, 2014, there were no Level 3 securities held by the Funds. The Fund’s policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2014.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Generally, when the value of the U.S. dollar rises in value relative to a foreign currency, an investment in that country loses value because that currency is worth fewer U.S. dollars. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

10

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2014 the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B.       Fees and Transactions with Affiliates and Other Parties

The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with Independent Franchise Partners, LLP (the “Adviser”) to provide investment management services to the Fund. Under the terms of the Agreement, the Fund pays the Adviser a monthly fee based on the Fund’s daily net assets at the following annualized rates:

Advisor’s Assets Under Management (1)	Scale Discount for Assets in each Range (1)	Annualized Rate (1)	Effective Overall Annual Fee (1)
First $1 billion	-	0.88%	0.88%
$1 - 2 billion	0.10%	0.78%	at $2 billion - 0.83%
$2 - 3 billion	0.20%	0.68%	at $3 billion - 0.78%
$3 - 4 billion	0.30%	0.58%	at $4 billion - 0.73%
$4 - 5 billion	0.40%	0.48%	at $5 billion - 0.68%
Above $5 billion	-	-	0.68%

(1)   The Adviser’s total assets under management at the end of each calendar quarter will be used to calculate the effective annual fee to be applied during the next calendar quarter. During the period ended March 31, 2014, the effective annualized rate was 0.68% given the Adviser’s total assets under management were in excess of $5 billion during the period.

11

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. The Adviser, at its own expense, pays the Distributor an annual $5,000 fee for these services and reimbursement for certain expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Fund and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, subject to a minimum annual fee of $150,000 relating to these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Fund pursuant to a written agreement between the Fund and Beacon Hill, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Fund and performing certain regulatory administrative services. The Fund has agreed to pay Beacon Hill a tiered basis-point fee based on the Fund’s daily net assets and certain annual fees, subject to an overall minimum annual fee of $100,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Beacon Hill pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Beacon Hill, Northern Trust, or the Distributor and receive no compensation from the Fund for serving in their respective roles. Prior to April 1, 2014, the Trust paid each Independent Trustee compensation for their services based on annual retainer of $15,000 and reimbursement for certain expenses. Effective April 1, 2014, the Trust pays each Independent Trustee compensation for their services based on an annual retainer of $22,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply.

The Adviser has contractually agreed to waive fees or reimburse expenses to the extent necessary to limit total annual fund operating expenses (exclusive of brokerage costs, interest, taxes, dividends on short positions, litigation and indemnification expenses, expenses associated with investments in underlying investment companies and extraordinary expenses) to 0.85% of the average daily net assets of the Fund. For the period ended March 31, 2014, there were no expenses reduced by the Advisor. The current agreement with the Adviser to waive fees and/or reimburse expenses cannot be terminated prior to January 30, 2015, at which time the Adviser will determine whether to renew or revise the agreement. Any fees waived or expenses reimbursed during a fiscal year are not subject to repayment from the Fund to the Adviser in subsequent fiscal years.

12

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

C.       Investment Transactions

For the period ended March 31, 2014, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$67,136,399	$78,631,992

D.       Federal Income Tax

The tax characteristics of distributions paid to shareholders during the latest tax year ended September 30, 2013 for the Fund were as follows:

	Distributions paid from	Net Long	Total Taxable	Tax Return	Total Distributions
	Ordinary Income	Term Gains	Distributions	of Capital	Paid
IFP US Equity Fund	$3,476,371	$-	$3,476,371	$-	$3,476,371

As of March 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)

IFP US Equity Fund	$491,919,136	$104,332,380	$(4,041,541)	$100,290,839

As of the latest tax year ended September 30, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed
	Undistributed	Long Term			Accumulated		Total
	Ordinary	Capital	Accumulated	Distributions	Capital and	Unrealized	Accumulated
	Income	Gains	Earnings	Payable	Other Losses	Appreciation	Earnings
IFP US Equity Fund	$10,448,911	$1,932,654	$12,381,565	$-	$-	$63,226,565	$75,608,130

The tax character of current year distributions and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year.

13

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

A.       Summary of Fund Holdings

Market Exposure
Equity Securities	% of Net Asset
Pharmaceuticals	19.3%
Food Products	17.0
Household Products	11.2
Tobacco	7.4
Beverages	7.0
Diversified Consumer Services	6.6
IT Services	6.4
Health Care Equipment & Supplies	5.3
Software	5.1
Computers & Peripherals	3.4
Apparel	2.8
Media	2.3
Internet Software & Services	2.0
Total	95.8%

Largest Equity Positions
Issuer	% of Net Assets
Philip Morris International	7.4%
Novartis AG	6.6
Accenture PLC-A	6.4
Mondelez International Inc.	6.2
Procter & Gamble	5.4
Total	32.0%

B.       Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at September 30, 2013 and held for the entire period through March 31, 2014.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

14

ADVISERS INVESTMENT TRUST INDEPENDENT FRANCHISE PARTNERS US EQUITY FUND ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense	Beginning Account Value	Ending Account Value	* Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/01/13-3/31/14
Actual	0.81%	$1,000.00	$1,090.70	$4.22
Hypothetical	0.81%	$1,000.00	$1,020.89	$4.08

* Expenses are calculated using the annualized expense ratio as disclosed in the table multiplied by the average account value for the period multiplied by the number of days in the most recent half fiscal year (182) and divided by the number of days in the current year (365).

C.       Other Information

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by writing to the Trust at Independent Franchise Partners Funds c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 855-233-0437; and (ii) on the Securities and Exchange Commission’s website at www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available (i) without charge, by calling the Trust at 855-233-0437; and (ii) on the Commission’s website at www.sec.gov.

The Fund files a complete Schedule of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

15

Investment Adviser
Independent Franchise Partners, LLP
Level 5, 20 Balderton Street
London, W1K 6TL
United Kingdom

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public
Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor
BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

For Additional Information, call
855-233-0437 or 312-557-7902

AIT GLOBAL EMERGING MARKETS
OPPORTUNITY FUND

SEMI-ANNUAL REPORT

March 31, 2014

This report is submitted for the general information of the shareholders of the Fund. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND

March 31, 2014 (Unaudited)

SCHEDULE OF INVESTMENTS	1

STATEMENT OF ASSETS AND LIABILITIES	6

STATEMENT OF OPERATIONS	7

STATEMENTS OF CHANGES IN NET ASSETS	8

FINANCIAL HIGHLIGHTS	9

NOTES TO FINANCIAL STATEMENTS	10

ADDITIONAL INFORMATION	16

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	77.4%
Consumer Discretionary	9.0%
Galaxy Entertainment Group Ltd.(a)		848,480	$7,410,206
Genting Malaysia Bhd.		6,358,200	8,180,775
Grupo Televisa S.A.B. - ADR		377,151	12,555,357
Kangwon Land Inc.		177,000	5,169,378
Naspers Ltd. - Class N		93,815	10,350,894
Sands China Ltd.		2,897,231	21,754,080
Westlife Development Ltd.(a)		207,500	1,243,099
			66,663,789
Consumer Staples	28.8%
AMBEV S.A. - ADR		2,639,362	19,557,672
British American Tobacco Malaysia Bhd.		225,900	4,090,178
British American Tobacco PLC		806,206	45,004,443
Coca-Cola Femsa S.A.B. de C.V. - ADR		39,650	4,183,868
Coca-Cola Icecek A.S.		79,181	1,903,990
CP ALL PCL - REG		7,601,600	10,193,267
Dairy Farm International Holdings Ltd.		285,659	2,785,282
Fomento Economico Mexicano S.A.B. de C.V. - ADR		175,807	16,392,245
LG Household & Health Care Ltd.		16,235	7,005,305
Nestle India Ltd.		72,186	6,085,683
Orion Corp.		5,745	4,417,860
President Chain Store Corp.		546,241	3,848,173
SABMiller PLC		669,386	33,441,959
Souza Cruz S.A.		1,218,293	11,060,747
Thai Beverage PCL		16,808,800	8,099,813
Tsingtao Brewery Co. Ltd. - Class H		835,484	6,131,991
Unilever Indonesia Tbk PT		3,054,293	7,924,822
United Spirits Ltd.		38,600	1,712,116
Wal-Mart de Mexico S.A.B. de C.V. - Series V		8,113,283	19,252,385
			213,091,799
Energy	0.2%
Ultrapar Participacoes S.A.		62,792	1,519,572

Financials	18.7%
Axis Bank Ltd.		8,885	217,044
Bangkok Bank PCL - REG		1,333,600	7,391,942
Bank Central Asia Tbk PT		6,761,346	6,350,976
BB Seguridade Participacoes S.A.		454,884	5,033,996
BM&FBovespa S.A.		3,312,108	16,421,867

See notes to financial statements.

1

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
DBS Group Holdings Ltd.		527,443	$6,790,546
Grupo BTG Pactual		291,780	3,689,365
Grupo Financiero Banorte S.A.B. de C.V. - Class O		286,036	1,924,288
Grupo Financiero Santander Mexico S.A.B. de C.V. - Class B - ADR		669,619	8,229,618
HDFC Bank Ltd. - ADR		780,311	32,016,160
Kasikornbank PCL - REG		1,409,800	8,063,077
Link REIT (The)		1,786,082	8,789,632
Malayan Banking Bhd.		3,455,995	10,243,726
Public Bank Bhd.		1,843,400	10,822,209
Remgro Ltd.		609,908	11,873,461
			137,857,907
Health Care	0.2%
Bangkok Dusit Medical Services PCL - REG		298,327	1,223,104
Industrials	1.6%
CCR S.A.		497,900	3,822,573
Havells India Ltd.		220,710	3,456,760
Promotora y Operadora de Infraestructura S.A.B. de C.V.(a)		70,412	949,649
SM Investments Corp.		235,350	3,706,091
			11,935,073
Information Technology	9.3%
Baidu Inc. - ADR(a)		62,928	9,588,969
Bitauto Holdings Ltd. - ADR(a)		44,499	1,594,844
Cielo S.A.		494,507	15,759,278
HCL Technologies Ltd.		72,900	1,700,799
Mail.ru Group Ltd. - GDR - REG(a)		137,095	4,876,882
NetEase, Inc. - ADR		53,300	3,587,090
SouFun Holdings Ltd. - ADR		43,400	2,969,428
Tata Consultancy Services Ltd.		205,852	7,350,713
Tencent Holdings Ltd.		168,888	11,758,996
Yandex N.V. - Class A(a)		315,456	9,523,617
			68,710,616
Materials	3.7%
Industrias Penoles S.A.B. de C.V.		424,926	11,105,262
Randgold Resources Ltd.		71,436	5,357,679
Randgold Resources Ltd. - ADR		71,087	5,331,525
Semen Indonesia Persero Tbk PT		3,699,639	5,194,313
			26,988,779

See notes to financial statements.

2

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Telecommunication Services	2.7%
Advanced Info Service PCL - REG		712,000	$4,960,296
MTN Group Ltd.		362,585	7,424,150
Telekomunikasi Indonesia Persero Tbk PT		40,615,597	7,954,361
			20,338,807
Utilities	3.2%
CPFL Energia S.A.		148,780	1,219,615
Power Assets Holdings Ltd.		2,562,823	22,264,272
			23,483,887
TOTAL COMMON STOCKS (Cost $596,691,913)			571,813,333
PREFERRED STOCKS	2.2%
Financials	2.2%
Itau Unibanco Holding S.A. - ADR		641,802	9,537,178
Itausa - Investimentos Itau S.A.		1,591,382	6,487,564
			16,024,742
TOTAL PREFERRED STOCKS (Cost $14,872,411)			16,024,742
EQUITY-LINKED SECURITIES	16.6%
Consumer Discretionary	0.4%
Zee Entertainment Enterprises Ltd., Issued by CLSA Financial Products Ltd.(a)		11,520,600	89,102
Zee Entertainment Enterprises Ltd., Issued by CLSA Financial Products Ltd.(a)		579,400	2,631,235
			2,720,337
Consumer Staples	7.1%
Colgate-Palmolive India Ltd., Issued by CLSA Financial Products Ltd.		126,350	2,905,048
Hindustan Unilever Ltd., Issued by CLSA Financial Products Ltd.		1,732,563	17,562,239
ITC Ltd., Issued by CLSA Financial Products Ltd.		5,445,494	32,163,448
			52,630,735
Financials	5.8%
Axis Bank Ltd., Issued by CLSA Financial Products Ltd.		289,654	7,075,722
Housing Development Finance Corp., Issued by CLSA Financial Products Ltd.		2,040,850	30,183,827
Kotak Mahindra Bank Ltd., Issued by CLSA Financial Products Ltd.		444,800	5,812,016
			43,071,565

See notes to financial statements.

3

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Health Care	2.8%
Cipla Ltd., Issued by CLSA Financial Products Ltd.		1,133,076	$7,273,298
Sun Pharmaceutical Industries Ltd., Issued by CLSA Financial Products Ltd.		1,355,182	13,034,751
			20,308,049
Materials	0.5%
Asian Paints Ltd., Issued by CLSA Financial Products Ltd.		385,545	3,542,599
TOTAL EQUITY-LINKED SECURITIES (Cost $121,950,560)			122,273,285
RIGHTS	0.0%
Financials	0.0%
Itausa - Investimentos Itau S.A.(a)		18,225	16,305
TOTAL RIGHTS (Cost $15,525)			16,305
SHORT-TERM INVESTMENTS	3.6%
Northern Institutional
U.S. Government Select Portfolio, 0.01%		26,885,798	26,885,798
TOTAL SHORT-TERM INVESTMENTS (Cost $26,885,798)			26,885,798
TOTAL INVESTMENTS
(Cost $760,416,207)	99.8%		737,013,463
NET OTHER ASSETS (LIABILITIES)	0.2%		1,541,954
NET ASSETS	100.0%		$738,555,417

(a) Non-income producing security.

See notes to financial statements.

4

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

At March 31, 2014 the AIT Global Emerging Markets Opportunity Fund’s investments (excluding short-term investments) were domiciled in the following countries:

CONCENTRATION BY COUNTRY	% OF INVESTMENTS
India	24.4%
Brazil	13.3
United Kingdom	11.0
Mexico	10.5
Hong Kong	5.8
Thailand	5.6
China	5.0
Malaysia	4.7
South Africa	4.2
Indonesia	3.9
Macau	3.1
South Korea	2.3
All other countries less than 2%	6.2
Total	100.0%

See notes to financial statements.

5

ADVISERS INVESTMENT TRUST
STATEMENT OF ASSETS & LIABILITIES
March 31, 2014 (Unaudited)

AIT Global Emerging Markets
Opportunity Fund
Assets:
Investments, at value (Cost: $760,416,207)	$737,013,463
Cash	264,938
Foreign currency (Cost: $427,879)	429,066
Receivable for dividends	1,975,632
Receivable for capital shares sold	3,265,050
Prepaid expenses	42,534
Total Assets	742,990,683
Liabilities:
Securities purchased payable	3,298,292
Capital shares redeemed payable	19,500
Investment advisory fees payable	477,605
Accounting and Administration fees payable	542,628
Regulatory and Compliance fees payable	48,067
Trustees fees payable	2,442
Accrued expenses and other payable	46,732
Total Liabilities	4,435,266

Net Assets	$738,555,417

Class I Shares:
Net assets	$738,555,417
Shares of common stock outstanding	79,955,063
Net asset value per share	$9.24

Net Assets:
Paid in capital	$773,473,281
Accumulated net investment income	1,540,826
Accumulated net realized losses	(13,090,061)
Unrealized appreciation (depreciation)	(23,368,629)
Net assets	$738,555,417

See notes to financial statements.

6

ADVISERS INVESTMENT TRUST
STATEMENT OF OPERATIONS
For the six months ended March 31, 2014 (Unaudited)

AIT Global Emerging Markets Opportunity Fund
Investment Income:
Interest income	$2,687
Dividend income (Net of foreign withholding tax of $325,485)	6,544,796
Total investment income	6,547,483
Operating expenses:
Investment advisory	2,629,328
Accounting and Administration	468,954
Regulatory and Compliance	95,649
Insurance	17,678
Trustees	6,232
Legal	17,951
Registration	15,734
Other	28,363
Total expenses	3,279,889
Net investment income	3,267,594
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized losses from investment transactions	(10,655,889)
Net realized losses from foreign currency transactions	(162,225)
Change in unrealized appreciation (depreciation) on investments	24,279,318
Change in unrealized appreciation (depreciation) on foreign currency	29,872
Net realized and unrealized gains (losses) from investment activities	13,491,076
Change in Net Assets Resulting from Operations	$16,758,670

See notes to financial statements.

7

ADVISERS INVESTMENT TRUST
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2014 (Unaudited)
And for the period May 22, 2013 (commencement of operations) to September 30, 2013

	AIT Global Emerging Markets
	Opportunity Fund
	March 31,	September 30,
	2014	2013
Increase (decrease) in net assets:
Operations:
Net investment income	$3,267,594	$2,691,980
Net realized losses from investment and foreign currency transactions	(10,818,114)	(2,350,137)
Change in unrealized appreciation (depreciation) on investments and foreign currency	24,309,190	(47,677,819)
Change in net assets resulting from operations	16,758,670	(47,335,976)
Dividends paid to shareholders:
From net investment income	(4,421,004)	—
Total dividends paid to shareholders	(4,421,004)	—
Capital Transactions (Class I Shares):
Proceeds from sale of shares	132,867,042	674,049,301
Value of shares issued to shareholders in reinvestment of dividends	4,385,347	—
Value of shares redeemed	(26,773,145)	(10,979,818)
Change in net assets from capital transactions	110,479,244	663,069,483
Change in net assets	122,816,910	615,733,507
Net Assets:
Beginning of period	615,738,507	5,000 (a)
End of period	$738,555,417	$615,738,507
Accumulated net investment income	$1,540,826	$2,694,236

Share Transactions (Class I Shares):
Sold	14,810,589	68,936,182
Reinvested	493,845	—
Redeemed	(3,035,086)	(1,250,967)
Change	12,269,348	67,685,215

(a) There were no operations between the initial capitalization of the Fund on May 15, 2013 with $5,000 and the initial public investment and commencement of operations on May 22, 2013.

See notes to financial statements.

8

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND FINANCIAL HIGHLIGHTS
For the six months ended March 31, 2014 (Unaudited)
And for the period May 22, 2013 (commencement of operations) to September 30, 2013

	Class
	I Shares
	2014	2013
Net asset value, beginning of period	$9.10	$10.00
Income (loss) from operations:
Net investment income	0.04	0.04
Net realized and unrealized gains (losses) from investments	0.16	(0.94)
Total from investment operations	0.20	1.38
Less distributions paid:
From net investment income	(0.06)	—
Total distributions paid	(0.06)	—
Change in net asset value	0.14	(0.90)
Net asset value, end of period	$9.24	$9.10
Total return(a)	2.24%	(9.00%)
Ratios/Supplemental data:
Net assets, end of period (000’s)	$738,555	$615,739
Ratio of net expenses to average net assets(b)	1.00%	1.08%
Ratio of net investment income to average net assets(b)	0.99%	1.36%
Portfolio turnover rate(a)	16.30%	5.01%
(a)	Not annualized for periods less than one year.
(b)	Annualized for periods less than one year.

See notes to financial statements.

9

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. The AIT Global Emerging Markets Opportunity Fund (the “Emerging Markets Fund” or the “Fund”) is a series of the Trust and commenced operations on May 22, 2013. The Fund is authorized to issue three classes of shares, however, only the Class I shares is currently being offered and has commenced operations. These financial statements and notes only relate to the Fund.

The Fund is a diversified fund and has an investment objective of providing capital appreciation.

Under the Fund’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Fund. In addition, in the normal course of business, the Fund enters into contracts with its vendors and others that provide for general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund.

A.	Significant accounting policies are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Fund, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

• Level 1 —quoted prices in active markets for identical assets

• Level 2 —other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 —significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Fund is calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

10

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Fund’s Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Fund’s net asset value is calculated. The Fund identifies possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Fund may use a systematic valuation model provided by an independent third party pricing service to fair value its international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of the Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

11

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

The following is a summary of the valuation inputs used as of March 31, 2014 in valuing the Fund’s investments based upon the three fair value levels defined above:

			Level 3 -
		Level 2 - Other	Significant
	Level 1 - Quoted	Significant	Unobservable
Portfolio	Prices	Observable Inputs	Inputs	Total
Emerging Markets Fund
Common Stocks
Consumer Discretionary	$12,555,357	$54,108,432	$-	$66,663,789
Consumer Staples	80,640,184	132,451,615	-	213,091,799
Energy	1,519,572	-	-	1,519,572
Financials	67,315,294	70,542,613	-	137,857,907
Health Care	1,223,104	-	-	1,223,104
Industrials	4,772,222	7,162,851	-	11,935,073
Information Technology	43,023,226	25,687,390	-	68,710,616
Materials	16,436,787	10,551,992	-	26,988,779
Telecommunication Services	4,960,296	15,378,511	-	20,338,807
Utilities	1,219,615	22,264,272	-	23,483,887
Preferred Stock(1)	16,024,742	-	-	16,024,742
Equity-Linked Securities(1)	-	122,273,285	-	122,273,285
Rights and Warrants(1)	-	16,305	-	16,305
Short-Term Investments(1)	26,885,798	-	-	26,885,798
Total Investments	$276,576,197	$460,437,266	$-	$737,013,463
(1) See investment industries in the Schedule of Investments

The Fund discloses all transfers between levels based on valuations at the end of each reporting period. At March 31, 2014, the fund had transfers as follows:

	Transfers from Level 2 to Level 1
	Value	Reason
Common Stocks	$90,512,756	Foreign equity securities were valued at unadjusted quoted market prices

12

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

EQUITY-LINKED SECURITIES

The Fund may invest in equity-linked securities, also known as participation notes. The Fund may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local trading accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. At March 31, 2014 the Fund held equity-linked securities issued by one counterparty, CLSA Financial Products Ltd, which represented 16.6% of the Fund’s net assets.

CURRENCY TRANSACTIONS

The Fund may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Fund’s securities and the price of the Fund’s shares. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as securities markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Fund determines the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

DIVIDENDS AND DISTRIBUTIONS

The Fund intends to distribute substantially all of its net investment income as dividends to shareholders on an annual basis. The Fund intends to distribute its net realized long-term capital gains and its net realized short-term capital gains at least once a year.

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as the Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2014, the Fund did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions.

13

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

B.	Fees and Transactions with Affiliates and Other Parties

The Fund has entered into an Investment Advisory Agreement (the “Agreement”) with Vontobel Asset Management, Inc. (the “Adviser”) to provide investment management services to the Fund. Under the terms of the Agreement, the Fund pays the Adviser an annual fee based on the Fund’s daily net assets at a rate of 0.80%.

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Fund pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Fund on a continuous basis. Currently, the Adviser, at its own expense, pays the Distributor $25,000 annually and certain variable fees and reimbursement for out-of-pocket expenses incurred on behalf of the Fund.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Fund pursuant to written agreements between the Fund and Northern Trust. The Fund has agreed to pay Northern Trust a tiered basis-point fee based on the Fund’s daily net assets, and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $125,000 relating to these services, and reimbursement for certain expenses incurred on behalf of the Fund. Total fees paid to Northern Trust pursuant to these agreements are reflected as “Accounting and Administration” fees on the Statement of Operations.

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Fund pursuant to a written agreement between the Fund and Beacon Hill, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Fund and performing certain regulatory administrative services. The Fund has agreed to pay Beacon Hill a tiered basis-point fee based on the Fund’s daily net assets, subject to an overall minimum annual fee of $125,000 for these services, and reimburse for certain expenses incurred on behalf of the Fund. Total fees paid to Beacon Hill pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statement of Operations.

Certain officers and Trustees of the Trust are affiliated with Beacon Hill, Northern Trust or the Distributor and receive no compensation from the Fund for serving in their respective roles. Prior to April 1, 2014, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $15,000 and reimbursement for certain expenses. As of April 1, 2014, the Trust pays each Independent Trustee compensation for their services based on an annual retainer of $22,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply.

14

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

C.	Investment Transactions

For the period ended March 31, 2014, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Fund were as follows:

Cost of Purchases	Proceeds from Sales
$220,354,673	$103,018,876

D.	Federal Income Tax

As of March 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

Tax Cost	Tax Unrealized Appreciation	Tax Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
$762,882,856	$19,222,459	$(45,091,852)	$(25,869,393)

As of the latest tax year ended September 30, 2013, the components of accumulated earnings on a tax basis were as follows:

Undistributed
	Undistributed	Long Term			Accumulated		Total
	Ordinary	Capital	Accumulated	Distributions	Capital and	Unrealized	Accumulated
	Income	Gains	Earnings	Payable	Other Losses	Appreciation	Earnings
Emerging Markets Fund	$2,814,265	$-	$2,814,265	$-	$(893,161)	$(49,176,634)	$(47,255,530)

The tax character of current year distributions and the tax basis of the current components of accumulated earnings will be determined at the end of the current tax year.

15

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

A.	Summary of Fund Holdings

Market Exposure
Equity and Equity-
Linked Securities	% of Net Assets
Banks	15.5%
Agriculture	12.5
Beverages	12.4
Diversified Financial Services	6.8
Internet	5.9
Lodging	5.8
Retail	5.2
Media	3.5
Household Products/Wares	3.4
Electric	3.2
Mining	3.0
Telecommunications	2.7
Pharmaceuticals	2.7
Commercial Services	2.7
Diversified Holding Companies	2.5
Food	1.8
Cosmetics/Personal Care	1.3
Real Estate Investment Trusts	1.2
Computers	1.0
Building Materials	0.7
Chemicals	0.7
Insurance	0.7
Electrical Components & Equipments	0.5
Software	0.2
Healthcare Services	0.2
Engineering & Construction	0.1
Total	96.2%

5 Largest Security Positions

Issuer	% of Net Assets
British American Tobacco PLC	6.1%
SABMiller PLC	4.5
ITC Ltd., Issued by CLSA Financial Products Ltd.	4.4
HDFC Bank Ltd. - ADR	4.3
Housing Development Finance Corp.,
Issued by CLSA Financial Products Ltd.	4.1
Total	23.4%

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at September 30, 2013 and held for the entire period through March 31, 2014.

16

ADVISERS INVESTMENT TRUST
AIT GLOBAL EMERGING MARKETS OPPORTUNITY FUND ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Expense	Beginning Account Value	Ending Account Value	*Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/1/13-3/31/14
Actual	1.00%	$1,000.00	$1,022.40	$5.04
Hypothetical	1.00%	$1,000.00	$1,019.95	$5.04

* Expenses are calculated using each Portfolio’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

C.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-252-5393 (toll free) or 312-630-6583. Information about how the Fund voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-252-5393 (toll free) or 312-630-6583 and on the SEC’s website at http://www.sec.gov.

The Fund files a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

17

Investment Adviser
Vontobel Asset Management, Inc.
1540 Broadway
38th Floor
New York, NY 10036

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered
Public Accounting Firm
Ernst & Young LLP
155 North Wacker Drive
Chicago, Illinois 60606

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor
BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

For Additional Information, call
866-252-5393 (toll free) or 312-630-6583

SEMI-ANNUAL REPORT

MARCH 31, 2014

This report is submitted for the general information of the shareholders of the Funds. It is not authorized for the distribution to prospective investors unless preceded or accompanied by an effective prospectus.

ADVISERS INVESTMENT TRUST
JOHCM FUNDS

March 31, 2014 (Unaudited)

SHAREHOLDER LETTER	i

SCHEDULES OF INVESTMENTS	1

STATEMENTS OF ASSETS AND LIABILITIES	14

STATEMENTS OF OPERATIONS	15

STATEMENTS OF CHANGES IN NET ASSETS	16

FINANCIAL HIGHLIGHTS	18

NOTES TO FINANCIAL STATEMENTS	24

ADDITIONAL INFORMATION	38

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
SHAREHOLDER LETTER
March 31, 2014 (Unaudited)

Dear Shareholder:

We are pleased to present the first shareholder report for the JOHCM Funds (the “Funds”) as a series of the Advisers Investment Trust. This report contains the results of operations for the six months ended March 31, 2014.

We appreciate the trust and confidence you have placed in us by choosing the Funds and the Investment Adviser, J O Hambro Capital Management Limited, and we look forward to continuing to serve your investing needs.

Sincerely,

Dina Tantra	Helen Vaughan
President and Trustee	Chief Operating Officer
Advisers Investment Trust	J O Hambro Capital Management Limited

i

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	77.4%
China	21.3%
AAC Technologies Holdings, Inc.		12,914	$67,338
Airtac International Group		5,009	51,927
Angang Steel Co. Ltd., Class H(a)		48,590	30,040
Anhui Conch Cement Co. Ltd., Class H		7,819	33,554
Biostime International Holdings Ltd.		4,857	33,373
Li Ning Co. Ltd.(a)		46,642	31,509
Ping An Insurance Group Co. of China Ltd., Class H		3,657	30,347
Sinotruk Hong Kong Ltd.		55,548	30,017
SOHO China Ltd.		38,218	31,436
Tencent Holdings Ltd.		516	35,927
Tingyi Cayman Islands Holding Corp.		18,341	52,703
			428,171
Hong Kong	12.0%
Hutchison Whampoa Ltd.		4,515	59,939
International Housewares Retail Co. Ltd.		60,611	31,203
Johnson Electric Holdings Ltd.		54,102	50,034
L’Occitane International S.A.		21,314	52,641
Noble Group Ltd.		31,612	29,913
Ports Design Ltd.		33,548	17,566
			241,296
India	2.6%
Infosys Ltd. ADR		960	52,013
Indonesia	4.6%
AKR Corporindo Tbk PT		106,764	45,724
Indofood CBP Sukses Makmur Tbk PT		52,926	47,197
			92,921
Korea	10.0%
Hana Tour Service Inc.		555	38,469
Hankook Tire Co. Ltd.		533	30,313
Hyundai Development Co.-Engineering & Construction		1,116	31,426
Hyundai Mobis Co. Ltd.		140	41,528
KT&G Corp.		410	30,785
POSCO		108	30,048
			202,569
Philippines	9.8%
Alliance Global Group, Inc.		70,375	44,728
East West Banking Corp.(a)		81,523	51,994
Emperador, Inc.(a)		192,824	50,271
Universal Robina Corp.		15,708	49,775
			196,768

See Notes to Financial Statements

1

ADVISERS INVESTMENT TRUST
JOHCM ASIA EX-JAPAN EQUITY FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Singapore	3.5%
ARA Asset Management Ltd.		27,829	$40,803
Wilmar International Ltd.		10,939	30,120
			70,923
Taiwan	11.1%
Delta Electronics, Inc.		8,441	52,319
Giant Manufacturing Co. Ltd.		7,402	50,445
King Slide Works Co. Ltd.		3,848	52,535
MediaTek, Inc.		2,704	40,046
Quanta Computer, Inc.		10,600	28,489
			223,834
United Kingdom	2.5%
HSBC Holdings PLC		4,957	50,343
TOTAL COMMON STOCKS (Cost $1,543,327)			1,558,838
TOTAL INVESTMENTS
(Cost $1,543,327)	77.4%		1,558,838
NET OTHER ASSETS (LIABILITIES)	22.6%		455,052
NET ASSETS	100.0%		$2,013,890

(a)	Non-income producing security.

At March 31, 2014 the industry sectors for the JOHCM Asia Ex-Japan Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	14.6%
Consumer Staples	14.6
Financials	10.2
Industrials	19.7
Information Technology	13.7
Materials	4.6
Other	22.6
Total	100.0%

See Notes to Financial Statements

2

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
COMMON STOCKS	86.6%
Brazil	3.4%
Localiza Rent a Car S.A.		86,505	$1,265,741
Valid Solucoes e Servicos de Seguranca em Meios de Pagamento e Identificacao S.A		47,692	735,663
			2,001,404
China	17.1%
Biostime International Holdings Ltd.		108,779	747,434
China Construction Bank Corp. - Class H		2,555,351	1,790,298
China Life Insurance Co. Ltd. - Class H		201,482	570,788
CNOOC Ltd. - ADR		8,853	1,343,974
ENN Energy Holdings Ltd.		105,096	734,740
Hengan International Group Co. Ltd.		58,421	605,613
Huaneng Power International, Inc. - Class H		1,195,211	1,147,405
Industrial & Commercial Bank of China Ltd. - Class H		2,347,684	1,444,848
Lenovo Group Ltd.		1,181,000	1,304,863
Xinyi Solar Holdings Ltd.(a)		814,318	244,854
			9,934,817
Hong Kong	9.3%
China Mobile Ltd.		42,000	381,628
China Mobile Ltd. - ADR		21,982	1,002,160
China Overseas Land & Investment Ltd.		429,731	1,114,847
China Resources Land Ltd.		256,000	562,274
Haier Electronics Group Co. Ltd.		261,314	708,136
Johnson Electric Holdings Ltd.		470,999	435,582
Lee & Man Paper Manufacturing Ltd.		849,477	529,979
Xinyi Glass Holdings Ltd.		824,318	672,531
			5,407,137
India	8.2%
HDFC Bank Ltd. - ADR		49,669	2,037,919
ICICI Bank Ltd. - ADR		24,900	1,090,620
Tata Motors Ltd. - ADR		45,787	1,621,318
			4,749,857
Jersey	1.5%
Randgold Resources Ltd.		11,359	851,922
Korea	15.7%
Hana Tour Service Inc.		10,052	696,735
Hyundai Motor Co.		2,568	606,987
Hyundai Motor Co. - Reg - GDR(a)		1,279	80,914
LG Household & Health Care Ltd.		2,395	1,033,428
NHN Entertainment Corp.(a)		144	13,014
Samsung Electronics Co. Ltd.		2,024	2,559,487
Samsung Electronics Co. Ltd. - Reg - GDR		2,301	1,446,539

See Notes to Financial Statements

3

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
SK Hynix Inc.(a)		46,327	$1,572,232
Youngone Corp.		30,540	1,137,068
			9,146,404
Malaysia	2.2%
AMMB Holdings Bhd.		41,595	91,446
Gamuda Bhd.		834,000	1,206,018
			1,297,464
Netherlands	0.8%
Yandex N.V. - Class A(a)		15,015	453,303

Russia	4.9%
M Video OJSC		111,106	675,182
Mobile Telesystems OJSC - ADR		90,654	1,585,538
Sberbank of Russia - ADR		61,894	603,902
			2,864,622
South Africa	4.6%
MTN Group Ltd.		15,501	317,392
Naspers Ltd. - Class N		21,531	2,375,581
			2,692,973
Taiwan	16.9%
Asustek Computer Inc.		89,441	883,915
Cathay Financial Holding Co. Ltd.		622,445	909,906
Cleanaway Co. Ltd.		64,000	391,038
Fubon Financial Holding Co. Ltd.		1,043,989	1,419,537
MediaTek Inc.		78,433	1,161,573
Novatek Microelectronics Corp.		160,755	738,414
Shin Kong Financial Holding Co. Ltd.		2,607,598	824,018
Taiwan Semiconductor Manufacturing Co. Ltd.		228,000	890,878
Taiwan Semiconductor Manufacturing Co. Ltd. - ADR		94,246	1,886,805
Yungtay Engineering Co. Ltd.		249,894	717,813
			9,823,897
Thailand	2.0%
PTT Global Chemical PCL		130,013	290,144
PTT Global Chemical PCL - Reg		379,600	845,441
			1,135,585
TOTAL COMMON STOCKS (Cost $48,928,686)			50,359,385
EQUITY-LINKED SECURITIES	5.9%
India	5.9%
HCL Technologies Ltd., Issued by CLSA Financial Products Ltd., Maturity Date 5/20/15(a)(b)		16,211	378,212
ITC Ltd., Issued by Merrill Lynch Intl & Co., Maturity Date 5/22/18(a)		166,218	977,362

See Notes to Financial Statements

4

ADVISERS INVESTMENT TRUST
JOHCM EMERGING MARKETS OPPORTUNITIES FUND
SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

	Percentage
	of Net
	Assets	Shares	Value
Oil & Natural Gas Corp. Ltd., Issued by Deutsche Bank, Maturity Date 1/17/17(a)		277,047	$1,477,363
Tata Consultancy Services Ltd., Issued by CLSA Financial Products Ltd., Maturity Date 5/26/15(a)(b)		4,401	157,154
Tata Consultancy Services Ltd., Issued by Deutsche Bank, Maturity Date 1/30/17(a)(b)		11,340	404,937
			3,395,028
TOTAL EQUITY-LINKED SECURITIES (Cost $3,125,902)			3,395,028
PREFERRED STOCKS	3.4%
Korea	3.4%
Hyundai Motor Co.		8,980	1,149,042
Samsung Electronics Co. Ltd.		842	835,571
			1,984,613
TOTAL PREFERRED STOCKS (Cost $1,772,692)			1,984,613
TOTAL INVESTMENTS (Cost $53,827,280)	95.9%		55,739,026
NET OTHER ASSETS (LIABILITIES)	4.1%		2,402,904
NET ASSETS	100.0%		$58,141,930

(a)	Non-income producing security.
(b)
Securities purchased in a transaction exempt from registration under Rule 144A of the Securities Act of 1933. These securities may not be publicly traded without registration under the Securities Act of 1933. The value of these securities is determined by valuations supplied by a pricing service or brokers.

At March 31, 2014 the industry sectors for the JOHCM Emerging Markets Opportunities Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	16.7%
Consumer Staples	5.8
Energy	4.9
Financials	21.4
Industrials	8.2
Information Technology	25.7
Materials	4.3
Telecommunication Services	5.7
Utilities	3.2
Other	4.1
Total	100.0%

See Notes to Financial Statements

5

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.2%
Canada	2.6%
Valeant Pharmaceuticals International Inc.(a)		8,388	$1,105,790
China	2.7%
Tencent Holdings Ltd.		16,106	1,121,396
Finland	2.6%
Nokia OYJ(a)		150,405	1,107,399
Ireland	10.1%
Actavis PLC(a)		5,224	1,075,360
Endo International PLC(a)		15,297	1,050,139
Jazz Pharmaceuticals PLC(a)		7,603	1,054,384
Shire PLC		21,651	1,065,381
			4,245,264
Israel	2.6%
Check Point Software Technologies Ltd.(a)		16,449	1,112,446
Japan	10.3%
Japan Exchange Group Inc.		43,393	1,056,436
Omron Corp.		26,559	1,093,113
SoftBank Corp.		14,140	1,066,431
Yaskawa Electric Corp.		81,351	1,122,083
			4,338,063
Korea	2.5%
SK Hynix Inc.(a)		31,121	1,056,175
Netherlands	5.1%
Chicago Bridge & Iron Co. N.V.		12,969	1,130,249
NXP Semiconductor N.V.(a)		17,467	1,027,234
			2,157,483
Singapore	2.5%
Avago Technologies Ltd.		16,606	1,069,593
Sweden	2.6%
Hexagon AB - Class B		32,163	1,095,072
Switzerland	7.6%
Actelion Ltd. - Reg(a)		10,818	1,025,767
Givaudan S.A. - Reg(a)		710	1,099,366
UBS A.G. - Reg(a)		51,881	1,071,134
			3,196,267
Taiwan	2.6%
MediaTek Inc.		74,391	1,101,712
United Kingdom	2.7%
WPP PLC		54,414	1,125,710

See Notes to Financial Statements

6

ADVISERS INVESTMENT TRUST JOHCM GLOBAL EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
United States	37.7%
Apollo Global Management LLC - Class A		35,567	$1,131,031
Blackstone Group (The) L.P.		33,929	1,128,139
CBS Corp. - Class B - Non Voting		15,546	960,743
eBay Inc.(a)		19,472	1,075,633
Gilead Sciences Inc.(a)		14,876	1,054,113
Google Inc. - Class A(a)		956	1,065,472
KKR & Co. L.P.		45,973	1,050,023
LyondellBasell Industries N.V. - Class A		11,589	1,030,726
Maxim Integrated Products Inc.		33,675	1,115,316
Micron Technology Inc.(a)		47,423	1,122,028
Omnicom Group, Inc.		14,912	1,082,611
Stanley Black & Decker Inc.		12,542	1,018,912
Twenty-First Century Fox Inc. - Class A		32,553	1,040,720
Valero Energy Corp.		19,393	1,029,768
Westlake Chemical Corp.		15,312	1,013,348
			15,918,583
TOTAL COMMON STOCKS (Cost $37,358,923)			39,750,953
TOTAL INVESTMENTS (Cost $37,358,923)	94.2%		39,750,953
NET OTHER ASSETS (LIABILITIES)	5.8%		2,462,675
NET ASSETS	100.0%		$42,213,628

(a)	Non-income producing security.

At March 31, 2014 the industry sectors for the JOHCM Global Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	10.0%
Energy	2.4
Financials	12.9
Health Care	17.6
Industrials	5.1
Information Technology	36.2
Materials	7.5
Telecommunication Services	2.5
Other	5.8
Total	100.0%

See Notes to Financial Statements

7

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS March 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	93.7%
Canada	2.7%
Valeant Pharmaceuticals International Inc.(a)		211,611	$27,839,623
China	2.7%
Tencent Holdings Ltd.		404,948	28,194,909
Finland	2.7%
Nokia OYJ(a)		3,751,807	27,623,730
France	2.7%
Publicis Groupe S.A.		305,301	27,612,629
Germany	16.0%
Brenntag A.G.		150,579	27,962,239
GEA Group A.G.		586,167	26,788,772
Henkel A.G. & Co. KGaA		281,081	28,254,508
Hugo Boss A.G.		201,901	26,889,250
Symrise A.G.		569,806	28,483,751
Wirecard A.G.		656,566	27,293,099
			165,671,619
Ireland	10.6%
Actavis PLC(a)		134,602	27,707,822
Endo International PLC(a)		410,851	28,204,921
Jazz Pharmaceuticals PLC(a)		200,252	27,770,947
Shire PLC		540,092	26,576,310
			110,260,000
Israel	2.7%
Check Point Software Technologies Ltd.(a)		408,083	27,598,653

Italy	2.8%
Exor S.p.A.		650,763	29,245,164
Japan	16.4%
Japan Exchange Group Inc.		1,171,602	28,523,547
Omron Corp.		689,808	28,391,061
SoftBank Corp.		361,891	27,293,610
Sysmex Corp.		901,664	28,929,443
Tokai Tokyo Financial Holdings Inc.		3,293,806	27,560,587
Yaskawa Electric Corp.		2,074,563	28,614,661
			169,312,909
Korea	2.5%
SK Hynix Inc.(a)		766,472	26,012,302
Netherlands	5.4%
Chicago Bridge & Iron Co. N.V.		327,238	28,518,792
NXP Semiconductor N.V.(a)		470,282	27,657,284
			56,176,076

See Notes to Financial Statements

8

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SELECT FUND SCHEDULE OF INVESTMENTS March 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Singapore	2.6%
Avago Technologies Ltd.		411,876	$26,528,933
Sweden	2.7%
Hexagon AB - Class B		810,437	27,593,423
Switzerland	10.6%
Actelion Ltd. - REG(a)		284,270	26,954,593
Credit Suisse Group A.G. - REG(a)		874,997	28,334,043
Givaudan S.A. - REG(a)		17,718	27,434,610
UBS A.G. - REG(a)		1,331,405	27,488,156
			110,211,402
United Kingdom	8.0%
3i Group PLC		4,106,511	27,270,164
ITV PLC		8,443,193	27,003,841
WPP PLC		1,370,896	28,360,924
			82,634,929
United States	2.6%
LyondellBasell Industries N.V. - Class A		303,924	27,031,001
TOTAL COMMON STOCKS (Cost $810,748,791)			969,547,302
TOTAL INVESTMENTS (Cost $810,748,791)	93.7%		969,547,302
NET OTHER ASSETS (LIABILITIES)	6.3%		65,659,499
NET ASSETS	100.0%		$1,035,206,801

(a)	Non-income producing security.

At March 31, 2014 the industry sectors for the JOHCM International Select Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	10.6%
Consumer Staples	2.7
Financials	16.3
Health Care	18.7
Industrials	8.1
Information Technology	26.6
Materials	8.0
Telecommunication Services	2.7
Other	6.3
Total	100.0%

See Notes to Financial Statements

9

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
COMMON STOCKS	94.9%
Australia	2.7%
Bradken Ltd.		137,673	$556,915
Codan Ltd.		113,947	66,078
SAI Global Ltd.		153,783	584,940
			1,207,933
Austria	1.3%
Semperit A.G. Holding		10,469	563,141
Brazil	1.4%
Fleury S.A.		70,700	600,747
Canada	3.3%
Laurentian Bank of Canada		15,901	679,191
Stella-Jones Inc.		28,202	783,431
			1,462,622
China	1.1%
Dalian Refrigeration Co. Ltd. - Class B		548,300	490,951
Finland	4.0%
Amer Sports OYJ		25,656	544,885
Vacon PLC		15,028	633,116
Vaisala OYJ - Class A		18,649	578,161
			1,756,162
France	5.5%
Rubis S.C.A.		8,658	623,739
Saft Groupe S.A.		16,609	580,435
Touax S.A.		21,480	594,792
Virbac S.A.		2,771	618,838
			2,417,804
Germany	6.8%
Carl Zeiss Meditec A.G. - Bearer		18,120	508,771
Drillisch A.G.		18,772	682,132
Gerresheimer A.G.		9,210	597,039
KWS Saat A.G.		1,832	663,941
Pfeiffer Vacuum Technology A.G.		4,466	545,540
			2,997,423
Hong Kong	8.0%
Mandarin Oriental International Ltd.		385,000	673,935
Pico Far East Holdings Ltd.		1,659,000	482,106
SmarTone Telecommunications Holdings Ltd.		504,000	561,713
Vitasoy International Holdings Ltd.		461,000	671,014
Wasion Group Holdings Ltd.		839,000	597,633
Yip’s Chemical Holdings Ltd.		757,000	524,086
			3,510,487

See Notes to Financial Statements

10

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Indonesia	2.7%
Bank Bukopin Tbk PT		10,119,609	$570,821
Wijaya Karya Persero Tbk PT		2,814,300	598,620
			1,169,441
Ireland	2.6%
FBD Holdings PLC		24,741	620,337
Grafton Group PLC		48,171	519,535
			1,139,872
Italy	4.5%
Banca IFIS S.p.A.		34,029	751,256
Cembre S.p.A.		41,381	581,461
MARR S.p.A.		33,293	652,146
			1,984,863
Japan	13.0%
CKD Corp.		58,800	559,066
Daiseki Co. Ltd.		30,300	521,571
GMO internet Inc.		57,800	575,067
Kintetsu World Express Inc.		13,800	615,227
Lintec Corp.		28,200	536,857
Nakanishi Inc.		20,000	637,682
Nippon Shokubai Co. Ltd.		50,500	595,511
Pigeon Corp.		14,200	640,393
Rohto Pharmaceutical Co. Ltd.		30,900	544,775
Seria Co. Ltd.		13,500	499,757
			5,725,906
Korea	5.0%
Choong Ang Vaccine Laboratory		56,150	593,311
Han Kuk Carbon Co. Ltd.		73,020	538,129
Lotte Food Co. Ltd.		779	578,679
TK Corp.(a)		26,749	497,747
			2,207,866
Malaysia	3.1%
Coastal Contracts Bhd.		486,500	753,846
United Plantations Bhd.		77,500	595,843
			1,349,689
Netherlands	1.4%
KAS Bank N.V. - CVA		44,258	611,971
Singapore	4.2%
Goodpack Ltd.		420,000	715,362
Super Group Ltd.		187,000	518,048
Tat Hong Holdings Ltd.		1,027,000	622,017
			1,855,427

See Notes to Financial Statements

11

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS March 31, 2014 (Unaudited)

	Percentage of Net Assets	Shares	Value
Spain	1.3%
Construcciones y Auxiliar de Ferrocarriles S.A.		1,145	$587,438
Sweden	5.3%
Avanza Bank Holding AB		15,001	576,380
Industrial & Financial Systems - Class B		20,017	564,195
Kabe Husvagnar AB - Class B		26,967	499,551
Mekonomen AB		24,833	684,519
			2,324,645
Switzerland	2.6%
Kaba Holding A.G. - Class B - REG		1,102	526,730
LEM Holding S.A. - Reg		775	616,249
			1,142,979
Taiwan	4.6%
Nak Sealing Technologies Corp.		189,000	830,788
Sinmag Equipment Corp.		100,000	586,581
Youngtek Electronics Corp.		279,000	601,663
			2,019,032
Thailand	1.2%
Khon Kaen Sugar Industry PCL - Class F		1,245,900	537,688
United Kingdom	9.3%
A.G.BARR PLC		64,500	655,896
BBA Aviation PLC		101,608	561,870
Gooch & Housego PLC		50,057	577,907
PayPoint PLC		26,877	512,988
Rathbone Brothers PLC		20,686	625,444
RPS Group PLC		116,420	607,218
Synergy Health PLC		24,019	553,142
			4,094,465
TOTAL COMMON STOCKS (Cost $39,684,687)			41,758,552
PREFERRED STOCKS	1.2%
Germany	1.2%
Draegerwerk A.G. & Co. KGaA		4,412	541,882
TOTAL PREFERRED STOCKS (Cost $556,192)			541,882
TOTAL INVESTMENTS (Cost $40,240,879)	96.1%		42,300,434
NET OTHER ASSETS (LIABILITIES)	3.9%		1,707,687
NET ASSETS	100.0%		$44,008,121

(a)	Non-income producing security.

See Notes to Financial Statements

12

ADVISERS INVESTMENT TRUST JOHCM INTERNATIONAL SMALL CAP EQUITY FUND SCHEDULE OF INVESTMENTS
March 31, 2014 (Unaudited)

At March 31, 2014 the industry sectors for the JOHCM International Small Cap Equity Fund were:

Sector Allocation	% of Net Assets
Consumer Discretionary	7.7%
Consumer Staples	12.5
Financials	10.1
Health Care	11.8
Industrials	31.9
Information Technology	9.5
Materials	8.4
Telecommunication Services	2.8
Utilities	1.4
Other	3.9
Total	100.0%

See Notes to Financial Statements

13

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF ASSETS AND LIABILITIES
March 31, 2014 (Unaudited)

	JOHCM	JOHCM	JOHCM	JOHCM	JOHCM
	Asia Ex-Japan	Emerging Markets	Global	International	International Small
	Equity Fund	Opportunities Fund	Equity Fund	Select Fund	Cap Equity Fund
Assets:
Investments, at cost	$1,543,327	$53,827,280	$37,358,923	$810,748,791	$40,240,879
Investments, at value	$1,558,838	$55,739,026	$39,750,953	$969,547,302	$42,300,434
Cash	1,728,990	2,340,018	2,656,004	75,486,504	1,371,372
Foreign currency(a)	271,139	172,014	202,643	2,285,034	76,300
Receivable for dividends	—	37,346	33,041	1,153,225	153,977
Reclaims receivable	—	—	1,525	278,194	5,432
Receivable for investments sold	—	561,396	1,186,370	9,488,651	222,394
Receivable for capital shares sold	—	—	—	5,829,139	334,536
Receivable from service providers	526	13,900	16,670	44,143	14,500
Prepaid expenses	—	36,574	25,552	55,957	30,403
Total Assets	3,559,493	58,900,274	43,872,758	1,064,168,149	44,509,348
Liabilities:
Securities purchased payable	1,545,006	660,292	1,559,479	26,990,014	384,683
Investment advisory fees payable	60	42,383	32,196	766,611	36,305
Accounting and Administration fees payable	370	48,106	56,251	261,715	67,112
Regulatory and Compliance fees payable	3	3,930	4,809	128,332	4,420
Shareholder servicing fees payable	—	153	1,786	18,139	1,776
Trustees fees payable	1	50	—	—	110
Capital shares redeemed payable	—	—	—	703,204	—
Accrued expenses and other payable	163	3,430	4,609	93,333	6,821
Total Liabilities	1,545,603	758,344	1,659,130	28,961,348	501,227
Net Assets	$2,013,890	$58,141,930	$42,213,628	$1,035,206,801	$44,008,121
Net Assets:
Paid in capital	$2,000,000	$56,075,871	$39,682,403	$875,142,834	$41,984,452
Accumulated net investment income (loss)	(71)	(46,936)	59,987	(384,508)	88,425
Accumulated net realized gains (losses)	—	199,026	80,792	1,649,892	(123,727)
Unrealized appreciation (depreciation)	13,961	1,913,969	2,390,446	158,798,583	2,058,971
Net Assets	$2,013,890	$58,141,930	$42,213,628	$1,035,206,801	$44,008,121
Net Assets:
Class I	$—	$258,377	$7,448,553	$1,015,516,389	$2,489,166
Class II	—	213,419	—	19,690,412	6,903,228
Institutional Class	2,013,890	57,670,134	34,765,075	—	34,615,727
Shares of Common Stock Outstanding:
Class I	—	24,268	580,565	55,181,860	230,655
Class II	—	20,053	—	1,065,443	640,992
Institutional Class	200,000	5,413,352	2,709,536	—	3,211,593
Net Asset Value per Share:
Class I	$—	$10.65	$12.83	$18.40	$10.79
Class II	—	10.64	—	18.48	10.77
Institutional Class	10.07	10.65	12.83	—	10.78

(a)	The cost of foreign currency is $271,010, $172,014, $203,765, $2,297,569 and $76,558, respectively.

See Notes to Financial Statements

14

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF OPERATIONS
For the six months ended March 31, 2014 (Unaudited)

	JOHCM	JOHCM	JOHCM	JOHCM	JOHCM
	Asia Ex-Japan	Emerging Markets	Global	International	International Small
	Equity Fund(a)	Opportunities Fund	Equity Fund	Select Fund	Cap Equity Fund
Investment Income:
Dividend (Net of foreign withholding tax of $0, $3,920, $2,920, $142,095 and $25,201)	$—	$53,425	$195,744	$3,883,313	$220,917
Interest	—	45	315	—	—
Total investment income	—	53,470	196,059	3,883,313	220,917
Operating expenses:
Investment advisory	60	79,652	120,491	3,535,514	102,398
Servicing Fee — Class I	—	47	1,786	—	258
Servicing Fee — Class II	—	106	—	21,907	1,518
Accounting and Administration	370	65,391	63,799	380,393	67,112
Regulatory and Compliance	3	4,085	6,478	195,393	31,235
Insurance	1	65	306	18,971	178
Trustees	1	138	746	30,738	150
Legal	40	309	894	34,454	584
Registration	75	25,856	15,239	67,117	24,290
Other	47	11,066	11,991	158,259	9,321
Total expenses before fee reductions	597	186,715	221,730	4,442,746	237,044
Expenses reduced by Service Providers	(526)	(88,702)	(82,966)	(174,907)	(114,337)
Net expenses	71	98,013	138,764	4,267,839	122,707
Net investment income (loss)	(71)	(44,543)	57,295	(384,526)	98,210
Realized and Unrealized Gains (Losses) from Investment Activities:
Net realized gains (losses) from investment transactions	—	285,750	154,071	12,872,823	(77,315)
Net realized gains (losses) from foreign currency transactions	—	(67,066)	(1,279)	(145,257)	(46,412)
Change in unrealized appreciation (depreciation) on investments	15,511	1,858,612	1,819,961	48,506,647	2,059,555
Change in unrealized appreciation (depreciation) on foreign currency	(1,550)	2,359	(1,350)	(70,853)	(584)
Net realized and unrealized gains (losses) from investment activities	13,961	2,079,655	1,971,403	61,163,360	1,935,244
Change in Net Assets Resulting from Operations	$13,890	$2,035,112	$2,028,698	$60,778,834	$2,033,454

(a)	For the period from March 28, 2014, commencement of operations, to March 31, 2014.

See Notes to Financial Statements

15

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
STATEMENTS OF CHANGES IN NET ASSETS
For the six months ended March 31, 2014 (Unaudited) or for year ended September 30, 2013

	JOHCM Asia Ex-Japan Equity Fund	JOHCM Emerging Markets Opportunities Fund
	March 31, 2014(a)	March 31, 2014	Sept. 30, 2013(b)
Increase (decrease) in net assets:
Operations:
Net investment income (loss)	$(71)	$(44,543)	$10,834
Net realized gains (losses) from investments and foreign currency transactions	—	218,684	(23,636)
Change in unrealized appreciation (depreciation) on investments and foreign currency	13,961	1,860,971	52,998
Change in net assets resulting from operations	13,890	2,035,112	40,196
Dividends paid to shareholders:
From net investment income
Class I	—	— (d)	—
Class II	—	(56)	—
Institutional Class	—	(9,193)	—
From net realized gains
Class I	—	—	—
Institutional Class	—	—	—
Total dividends paid to shareholders	—	(9,249)	—
Capital Transactions:
Change in net assets from capital transactions from Class I transactions	—	259,360	10
Change in net assets from capital transactions from Class II transactions	—	215,261	—
Change in net assets from capital transactions from Institutional Class transactions	2,000,000	54,101,240	1,500,000
Change in net assets from capital transactions	2,000,000	54,575,861	1,500,010
Change in net assets	2,013,890	56,601,724	1,540,206
Net Assets:
Beginning of period	—	1,540,206	—
End of period	$2,013,890	$58,141,930	$1,540,206
Accumulated net investment income (loss)	$(71)	$(46,936)	$6,856

(a)	For the period from March 28, 2014, commencement of operations, to March 31, 2014.
(b)	For the period November 21, 2012, commencement of operations, to September 30, 2013.
(c)	For the period March 22, 2013, commencement of operations, to September 30, 2013.
(d)	Amount was less than $1.

See Notes to Financial Statements

16

JOHCM		JOHCM		JOHCM
Global		International		International Small
Equity Fund		Select Fund		Cap Equity Fund
March 31, 2014	Sept. 30, 2013(c)	March 31, 2014	Sept. 30, 2013	March 31, 2014

$57,295	$19,123	$(384,526)	$4,439,372	$98,210
152,792	(37,314)	12,727,566	(1,272,179)	(123,727)
1,818,611	571,835	48,435,794	96,108,776	2,058,971
2,028,698	553,644	60,778,834	99,275,969	2,033,454

(111)	—	(2,816,436)	(1,371,320)	—
—	—	(36,148)	(51,217)	(37)
(8,515)	—	—	—	(9,748)

(705)	—	—	—	—
(41,786)	—	—	—	—
(51,117)	—	(2,852,584)	(1,422,537)	(9,785)

7,366,020	10	365,915,138	301,320,245	2,423,895
—	—	1,915,512	(1,211,725)	6,773,716
22,316,373	10,000,000	—	—	32,786,841
29,682,393	10,000,010	367,830,650	300,108,520	41,984,452
31,659,974	10,553,654	425,756,900	397,961,952	44,008,121

10,553,654	—	609,449,901	211,487,949	—
$42,213,628	$10,553,654	$1,035,206,801	$609,449,901	$44,008,121
$59,987	$11,318	$(384,508)	$2,852,602	$88,425

See Notes to Financial Statements

17

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Institutional Class
	Period Ended
	March 31,
	2014
JOHCM Asia Ex-Japan Equity Fund	(Unaudited)(a)
Net asset value, beginning of period	$10.00
Income (loss) from operations:
Net investment income (loss)(b)	(—	)(c)
Net realized and unrealized gains (losses)	0.07
Total from investment operations	0.07
Change in net asset value	0.07
Net asset value, end of period	$10.07
Total return(d)	0.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,014
Ratio of net expenses to average net assets(e)	1.29%
Ratio of net investment income (loss) to average net assets(e)	(1.29%)
Ratio of gross expenses to average net assets(e).	10.89%
Portfolio turnover rate(d)(f)	0.00%

(a)	For the period from March 28, 2014, commencement of operations, to March 31, 2014.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Net investment income (loss) was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

18

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I		Class II	Institutional Class
	Six Months			Six Months
	Ended		Period Ended	Ended
	March 31,	Period Ended	March 31,	March 31,	Period Ended
	2014	Sept. 30,	2014	2014	Sept. 30,
JOHCM Emerging Markets Opportunities Fund	(Unaudited)	2013(a)	(Unaudited)(g)	(Unaudited)	2013(a)
Net asset value, beginning of period	$10.27	$10.00	$10.82	$10.27	$10.00
Income (loss) from operations:
Net investment income (loss)(b)	(0.04)	0.01	(0.03)	(0.03)	0.07
Net realized and unrealized gains (losses)	0.48	0.26	(0.09)	0.47	0.20
Total from investment operations	0.44	0.27	(0.12)	0.44	0.27
Less distributions paid:
From net investment income	(0.06)	—	(0.06)	(0.06)	—
Total distributions paid	(0.06)	—	(0.06)	(0.06)	—
Change in net asset value	0.38	0.27	(0.18)	0.38	0.27
Net asset value, end of period	$10.65	$10.27	$10.64	$10.65	$10.27
Total return(c)	4.28%	2.70%	(1.12%)	4.28%	2.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$258	$— (d)	$213	$57,670	$1,540
Ratio of net expenses to average net assets(e)	1.39%	1.39%	1.54%	1.29%	1.29%
Ratio of net investment income (loss) to average net assets(e)	(0.80%)	0.11%	(0.94%)	(0.58%)	0.82%
Ratio of gross expenses to average net assets(e)	2.52%	11.69%	2.93%	2.46%	11.59%
Portfolio turnover rate(c)(f)	26.12%	76.20%	26.12%	26.12%	76.20%

(a)	For the period from November 21, 2012, commencement of operations, to September 30, 2013.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Amount is less than $500.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
(g)	For the period from December 18, 2013, commencement of operations, to March 31, 2014.

See Notes to Financial Statements

19

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I			Institutional Class
	Six Months			Six Months
	Ended			Ended
	March 31,		Period Ended	March 31,		Period Ended
	2014		Sept. 30,	2014		Sept. 30,
JOHCM Global Equity Fund	(Unaudited)		2013(a)	(Unaudited)		2013(a)
Net asset value, beginning of period	$11.37		$10.00	$11.37		$10.00
Income (loss) from operations:
Net investment income (loss)(b)	0.04		0.03	0.03		0.06
Net realized and unrealized gains (losses)	1.45		1.34	1.46		1.31
Total from investment operations	1.49		1.37	1.49		1.37
Less distributions paid:
From net investment income	(—	)(c)	—	(—	)(c)	—
From net realized gains	(0.03)		—	(0.03)		—
Total distributions paid	(0.03)		—	(0.03)		—
Change in net asset value	1.46		1.37	1.46		1.37
Net asset value, end of period	$12.83		$11.37	$12.83		$11.37
Total return(d)	13.11%		13.70%	13.12%		13.70%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$7,449		$— (e)	$34,765		$10,554
Ratio of net expenses to average net assets(f)	1.18%		1.18%	1.08%		1.08%
Ratio of net investment income (loss) to average net assets(f)	0.60%		0.61%	0.43%		1.08%
Ratio of gross expenses to average net assets(f)	1.75%		4.97%	1.75%		4.87%
Portfolio turnover rate(d)(g)	42.58%		15.17%	42.58%		15.17%

(a)	For the period March 22, 2013, commencement of operations, to September 30, 2013.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Amount is less than $500.
(f)	Annualized for periods less than one year.
(g)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

20

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I
	Six Months Ended
	March 31,	Year Ended	Year Ended		Year Ended	Year Ended	Period Ended
	2014	Sept. 30,	Sept. 30,		Sept. 30,	Sept. 30,	Sept. 30,
JOHCM International Select Fund	(Unaudited)	2013	2012		2011	2010	2009(a)
Net asset value, beginning of period	$16.97	$13.06	$11.17		$12.08	$10.50	$10.00
Income (loss) from operations:
Net investment income (loss)(b)	(0.01)	0.19	0.14		0.11	0.15	0.04
Net realized and unrealized gains (losses)	1.51	3.80	1.84		(0.92)	1.44	0.46
Total from investment operations	1.50	3.99	1.98		(0.81)	1.59	0.50
Less distributions paid:
From net investment income	(0.07)	(0.08)	(0.09)		(0.07)	(0.01)	—
From net realized gains	—	—	(—	)(c)	(0.03)	—	—
Total distributions paid	(0.07)	(0.08)	(0.09)		(0.10)	(0.01)	—
Change in net asset value	1.43	3.91	1.89		(0.91)	1.58	0.50
Net asset value, end of period	$18.40	$16.97	$13.06		$11.17	$12.08	$10.50
Total return(d)	8.83%	30.71%	17.87%		(6.86%)	15.18%	5.00%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$1,015,516	$593,021	$197,691		$94,501	$34,051	$13,080
Ratio of net expenses to average net assets(e).	1.06%	1.09%	1.09%		1.09%	1.09%	1.09%
Ratio of net investment income (loss) to average net assets(e)	(0.09%)	1.24%	1.10%		0.84%	1.43%	2.19%
Ratio of gross expenses to average net assets(e)	1.10%	1.10%	1.26%		1.42%	2.40%	4.19%
Portfolio turnover rate(d)(f)	25.19%	46.38%	50.69%		83.25%	79.52%	41.71%

(a)	For the period from July 29, 2009, commencement of operations, to September 30, 2009.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

21

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class II
	Six Months Ended	Year Ended	Year Ended		Year Ended	Period Ended
	March 31, 2014	Sept. 30,	Sept. 30,		Sept. 30,	Sept. 30,
JOHCM International Select Fund	(Unaudited)	2013	2012		2011	2010(a)
Net asset value, beginning of period	$17.03	$13.11	$11.22		$12.07	$11.12
Income (loss) from operations:
Net investment income (loss)(b)	(0.03)	0.14	0.14		0.07	0.11
Net realized and unrealized gains (losses)	1.52	3.83	1.81		(0.89)	0.84
Total from investment operations.	1.49	3.97	1.95		(0.82)	0.95
Less distributions paid:
From net investment income	(0.04)	(0.05)	(0.06)		—	—
From net realized gains	—	—	(—	)(c)	(0.03)	—
Total distributions paid	(0.04)	(0.05)	(0.06)		(0.03)	—
Change in net asset value	1.45	3.92	1.89		(0.85)	0.95
Net asset value, end of period	$18.48	$17.03	$13.11		$11.22	$12.07
Total return(d)	8.74%	30.39%	17.53%		(6.85%)	8.54%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$19,690	$16,429	$13,797		$4,116	$2,631
Ratio of net expenses to average net assets(e)	1.31%	1.34%	1.34%		1.34%	1.34%
Ratio of net investment income (loss) to average net assets(e)	(0.38%)	0.91%	1.12%		0.54%	2.12%
Ratio of gross expenses to average net assets(e)	1.35%	1.35%	1.51%		1.67%	2.65%
Portfolio turnover rate(d)(f)	25.19%	46.38%	50.69%		83.25%	79.52%

(a)	For the period from March 31, 2010, commencement of operations, to September 30, 2010.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Amount was less than $0.005 per share.
(d)	Not annualized for periods less than one year.
(e)	Annualized for periods less than one year.
(f)	Portfolio turnover is calculated at the fund level without regard to each class of shares.

See Notes to Financial Statements

22

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
FINANCIAL HIGHLIGHTS
For the periods indicated

	Class I	Class II		Institutional Class
	Period Ended	Period Ended		Period Ended
	March 31,	March 31,		March 31,
	2014	2014		2014
JOHCM International Small Cap Equity Fund	(Unaudited)(a)	(Unaudited)(f)		(Unaudited)(h)
Net asset value, beginning of period	$10.43	$10.16		$10.00
Income (loss) from operations:
Net investment income (loss)(b)	0.06	0.10		0.04
Net realized and unrealized gains (losses)	0.30	0.51		0.74
Total from investment operations	0.36	0.61		0.78
Less distributions paid:
From net investment income	—	(—	)(g)	(—	)(g)
Total distributions paid	—	—		—
Change in net asset value	0.36	0.61		0.78
Net asset value, end of period	$10.79	$10.77		10.78
Total return(c)	3.45%	6.02%		7.84%
Ratios/Supplemental data:
Net assets, end of period (000’s)	$2,489	$6,903		$34,616
Ratio of net expenses to average net assets(d)	1.34%	1.49%		1.24%
Ratio of net investment income (loss) to average net assets(d)	2.49%	2.78%		0.84%
Ratio of gross expenses to average net assets(d)	1.84%	2.01%		2.48%
Portfolio turnover rate(c)(e)	4.33%	4.33%		4.33%

(a)	For the period from January 2, 2014, commencement of operations, to March 31, 2014.
(b)	Net investment income (loss) for the period ended was calculated using the average shares outstanding method.
(c)	Not annualized for periods less than one year.
(d)	Annualized for periods less than one year.
(e)	Portfolio turnover is calculated at the fund level without regard to each class of shares.
(f)	For the period from November 18, 2013, commencement of operations, to March 31, 2014.
(g)	Amount was less than $0.005 per share.
(h)	For the period from October 1, 2013, commencement of operations, to March 31, 2014.

See Notes to Financial Statements

23

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

The Advisers Investment Trust (the “Trust”) is an open-end registered investment company established under the laws of Ohio by an Agreement and Declaration of Trust registered March 1, 2011 (the “Trust Agreement”). The Trust commenced operations on December 20, 2011. The JOHCM Asia Ex-Japan Equity Fund, JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, and JOHCM International Small Cap Equity Fund, (referred to individually as a “Fund” and collectively as the “Funds” or the “JOHCM Funds”) are each a diversified fund and series of the Trust. The Trust Agreement permits the Board of Trustees (the “Trustees” or “Board”) to authorize and issue an unlimited number of shares of beneficial interest, at no par value, in separate series of the Trust. These financial statements and notes only relate to the JOHCM Funds.

Each JOHCM Fund, except for JOHCM International Select Fund, is authorized to issues three classes of shares: Class I Shares, Class II Shares, and Institutional Shares. The JOHCM International Select Fund is authorized to issue Class I Shares and Class II Shares. Each class is distinguished by the class-specific shareholder servicing fees incurred. As of March 31, 2014, the following classes were in operations:

Fund	Commencement Date	Investment Objective
JOHCM Asia Ex-Japan Equity Fund	Institutional Shares: March 28, 2014	to seek long-term capital appreciation
JOHCM Emerging Markets Opportunities Fund	Class I Shares: November 21, 2012	to seek long-term capital appreciation
Class II Shares: December18, 2013
Institutional Shares: November 21, 2012
JOHCM Global Equity Fund	Class I Shares: March 22, 2013	to seek long-term capital appreciation
Institutional Shares: March 22, 2013
JOHCM International Select Fund	Class I Shares: July 29, 2009	to seek long-term capital appreciation
Class II Shares: March 31, 2010
JOHCM International Small Cap Equity Fund	Class I Shares: January 2, 2014	to seek long-term capital appreciation
Class II Shares: November 18, 2013
Institutional Shares: October 1, 2013

Prior to November 18, 2013, the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund, operated as the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund (the “Predecessor Funds” or “Scotia Funds”), each a separate series of Scotia Institutional Funds. The predecessor JOHCM International Select Fund was authorized to issue two classes of shares: Class I Shares and Class II Shares. The predecessor JOHCM Emerging Markets Opportunities Fund and JOHCM Global Equity Fund were authorized to issue three classes of shares: Institutional Shares, Class I Shares and Class II Shares. Each class was distinguished by the class-specific shareholder servicing fees incurred. On November 18, 2013, the Scotia Funds were reorganized into their respective JOHCM Fund, pursuant to a Plan of Reorganization approved by the Predecessor Funds’ Board of Trustees on August 1, 2013 (the “Reorganization”). At the time of Reorganization, each Scotia Fund transferred all of its assets to the corresponding JOHCM Fund in exchange for shares of the corresponding JOHCM Fund and the JOHCM Fund’s assumption of all the liabilities of the Scotia Fund. Upon closing of the Reorganization, holders of each Predecessor Fund’s Institutional Shares, Class I Shares and Class II Shares received shares of the corresponding JOHCM Fund. The Reorganization was tax-free.

Prior to the Reorganization, the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Select Fund had no net assets or operations in the Trust, and therefore, activity shown in the Statements of Operations and Statements of Changes in Net Assets prior to the Reorganization represents the operations and changes in net assets of the respective Scotia Fund. The cost basis of the investments transferred from each Predecessor Fund was carried forward to the corresponding JOHCM Fund for accounting and tax purposes.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

24

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

A.	Significant accounting policies related to Investments are as follows:

INVESTMENT VALUATION

Investments are recorded at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The valuation techniques employed by the Funds, as described below, maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. These inputs are summarized in the following three broad levels:

●	Level 1 — quoted prices in active markets for identical assets

●	Level 2 — other significant observable inputs (including quoted prices of similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 — significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, certain short-term debt securities may be valued using amortized cost. Generally, amortized cost approximates the current value of a security, but since this valuation is not obtained from a quoted price in an active market, such securities would be reflected as Level 2 in the fair value hierarchy.

Security prices are generally provided by an independent third party pricing service approved by the Trustees as of the close of the New York Stock Exchange, normally at 4:00 pm EST, each business day on which the share price of the Funds are calculated. Equity securities listed or traded on a primary exchange are valued at the closing price, if available, or the last sales price on the primary exchange. If no sale occurred on the valuation date, the securities will be valued at the latest quotations as of the close of the primary exchange. Investments in other open-end registered investment companies are valued at their respective net asset value as reported by such companies. In these types of situations, valuations are typically categorized as a Level 1 in the fair value hierarchy.

Debt and other fixed income securities, if any, are generally valued at an evaluated price provided by an independent pricing source approved by the Trustees. To value debt securities, pricing services may use various pricing techniques which take into account appropriate factors such as market activity, yield, quality, coupon rate, maturity, type of issue, trading characteristics, call features, credit ratings and other data, as well as broker quotes. Short-term debt securities of sufficient credit quality that mature within sixty days may be valued at amortized cost, which approximates fair value. In each of these situations, valuations are typically categorized as Level 2 in the fair value hierarchy.

When the price of a security is not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price), the Funds’ Fair Value Committee may in good faith establish a fair value for that security in accordance with procedures established by and under the general supervision of the Trustees. In addition, fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Funds’ net asset value are calculated. The Funds identify possible fluctuations in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the Funds may use a systematic valuation model provided by an independent third party pricing service to fair value their international equity securities.

In the fair value situations as noted above, while the Trust’s valuation policy is intended to result in a calculation of each Fund’s net asset value that fairly reflects security values as of the time of pricing, the Trust cannot ensure that fair values determined pursuant to these guidelines would accurately reflect the price that a Fund could obtain for a security if it were to dispose of that

25

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Funds may differ from the value that would be realized if the securities were sold, and these differences could be material to the financial statements. Depending on the source and relative significance of the valuation inputs in these instances, the instruments may be classified as Level 2 or Level 3 in the fair value hierarchy.

The following is a summary of the valuation inputs used as of March 31, 2014 in valuing each Fund’s investments based upon the three fair value levels defined above:

		Level 2 -
		Other	Level 3 -
		Significant	Significant
	Level 1 -	Observable	Unobservable
Fund	Quoted Prices	Inputs	Inputs	Total
JOHCM Asia Ex-Japan Equity Fund
Common Stocks:
China	$62,945	$365,226	$—	$428,171
India	52,013	—	—	52,013
Taiwan	52,319	171,515	—	223,834
All Other Common Stocks(1)	—	854,820	—	854,820
Total Investments	$167,277	$1,391,561	$—	$1,558,838
JOHCM Emerging Markets Opportunities Fund
Common Stocks:
Brazil	$2,001,404	$—	$—	$2,001,404
China	2,648,837	7,285,980	—	9,934,817
Hong Kong	1,002,160	4,404,977	—	5,407,137
India	4,749,857	—	—	4,749,857
Netherlands	453,303	—	—	453,303
Russia	1,585,538	1,279,084	—	2,864,622
Taiwan	1,886,805	7,937,092	—	9,823,897
Thailand	845,441	290,144	-	1,135,585
All Other Common Stocks(1)	—	13,988,763	—	13,988,763
Equity-Linked Securities(1)	—	3,395,028	—	3,395,028
Preferred Stocks(1)	—	1,984,613	—	1,984,613
Total Investments	$15,173,345	$40,565,681	$—	$55,739,026
JOHCM Global Equity Fund
Common Stocks:
Canada	$1,105,790	$—	$—	$1,105,790
Ireland	3,179,883	1,065,381	—	4,245,264
Israel	1,112,446	—	—	1,112,446
Netherlands	2,157,483	—	—	2,157,483
Singapore	1,069,593	—	—	1,069,593
United States	15,918,583	—	—	15,918,583
All Other Common Stocks(1)	—	14,141,794	—	14,141,794
Total Investments	$24,543,778	$15,207,175	$—	$39,750,953

26

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

		Level 2 -
		Other	Level 3 -
		Significant	Significant
Fund	Level 1 - Quoted Prices	Observable Inputs	Unobservable Inputs	Total
JOHCM International Select Fund
Common Stocks:
Canada	$27,839,623	$—	$—	$27,839,623
Ireland	83,683,690	26,576,310	—	110,260,000
Israel	27,598,653	—	—	27,598,653
Netherlands	56,176,076	—	—	56,176,076
Singapore	26,528,933	—	—	26,528,933
United States	27,031,001	—	—	27,031,001
All Other Common Stocks(1)	—	694,113,016	—	694,113,016
Total Investments	$248,857,976	$720,689,326	$—	$969,547,302
JOHCM International Small Cap Equity Fund
Common Stocks:
Brazil	$600,747	$—	$—	$600,747
Canada	1,462,622	—	—	1,462,622
Ireland	620,337	519,535	—	1,139,872
Thailand	537,688	—	—	537,688
All Other Common Stocks(1)	—	38,017,623	—	38,017,623
Preferred Stocks(1)	—	541,882	—	541,882
Total Investments	$3,221,394	$39,079,040	$—	$42,300,434

(1)	See investment countries in the Schedule of Investments

As of March 31, 2014, there were no Level 3 securities held by the Funds. The Funds’ policy is to disclose transfers between levels based on valuations at the end of the reporting period. There were no transfers between Levels 1, 2 or 3 during the period ended March 31, 2014 for the JOHCM Asia Ex-Japan Equity Fund, JOHCM Global Equity Fund, JOHCM International Select Fund and JOHCM International Small Cap Equity Fund. The JOHCM Emerging Markets Opportunities Fund had transfers as follows:

	Transfers from
Fund	Level 1 to Level 2	Reason
JOHCM Emerging Markets Opportunities Fund
Common Stocks:
Korea	$1,527,453
Russia	603,902	Fair value adjustments were applied to the last traded price of certain foreign equity or equity linked securities.
Equity-Linked Securities
India	157,154

	Transfers from
Fund	Level 2 to Level 1	Reason
JOHCM Emerging Markets Opportunities Fund
Common Stocks:
Brazil	$2,001,404	Foreign equity securities were valued at unadjusted quoted market prices.
China	1,304,863
Thailand	845,441

27

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

EQUITY-LINKED SECURITIES

The Funds may invest in equity-linked securities, also known as participation notes. The Funds may use these instruments as an alternate means to gain exposure to what is generally an emerging securities market, such as countries in which it does not have local accounts. These instruments represent interests in securities listed on certain foreign exchanges, and thus present similar risks to investing directly in such equity securities. These instruments are generally issued by the associates of foreign-based foreign brokerages and domestic institutional brokerages. Accordingly, the equity-linked securities also expose investors to counterparty risk, which is the risk that the entity issuing the note may not be able to honor its financial commitments. At March 31, 2014, the Funds held equity-linked securities issued by counterparties as follows:

			% of
	Counterparty	Fair Value	Net Assets
JOHCM Emerging Markets Opportunities Fund	CLSA Financial Products Ltd.	$535,366	0.9%
JOHCM Emerging Markets Opportunities Fund	Deutsche Bank	1,882,300	3.3%
JOHCM Emerging Markets Opportunities Fund	Merrill Lynch	977,362	1.7%

CURRENCY TRANSACTIONS

The Funds may engage in spot currency transactions for the purpose of foreign security settlement and operational processes. Changes in foreign currency exchange rates will affect the value of the Funds’ securities and the price of the Funds’ shares. Devaluation of a currency by a country’s government or banking authority also may have a significant impact on the value of any investments denominated in that currency. Currency markets generally are not as regulated as security markets.

INVESTMENT TRANSACTIONS AND INCOME

Investment transactions are accounted for no later than one business day after trade date. At financial reporting period ends, investments are reported as of the trade date. The Funds’ determine the gain or loss realized from investment transactions by using an identified cost basis method. Interest income is recognized on an accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Dividend income is recognized on the ex-dividend date. Dividends from foreign securities are recorded on the ex-dividend date, or as soon as the information is available.

ALLOCATIONS

Each Fund is charged for those expenses that are directly attributable to that Fund. Certain expenses that arise in connection with a class of shares are charged to that class of shares. Expenses incurred which do not specifically relate to an individual Fund are allocated among all Funds in the Trust in proportion to each Fund’s relative net assets or other reasonable basis.

The investment income, expenses (other than class-specific expenses charged to a class), and realized/unrealized gains/losses on investments are allocated to each class of shares based upon relative net assets on the date income is earned or expenses and realized/unrealized gains/losses are incurred.

DIVIDENDS AND DISTRIBUTIONS

The Funds intend to distribute substantially all of their net investment income as dividends to shareholders on an annual basis. The Funds intend to distribute their net realized long-term capital gains and their net realized short-term capital gains at least once a year.

28

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

Distributions from net investment income and from net realized capital gain are determined in accordance with Federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America (“GAAP”). These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g. treatment of certain dividend distributions, gains/losses, return of capital, etc.), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Distributions to shareholders that exceed net investment income and net realized capital gains for tax purposes are reported as distributions of capital.

FEDERAL INCOME TAX INFORMATION

No provision is made for Federal income taxes as each Fund intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”), and distribute substantially all of its net investment income and net realized capital gain in accordance with the Code.

As of March 31, 2014, the Funds did not have uncertain tax positions that would require financial statement recognition or disclosure based on an evaluation of all open tax years for all major tax jurisdictions. The Predecessor Funds’ federal tax returns filed for the fiscal years ended September 30, 2010 through September 30, 2013, as applicable, remain subject to examination by the Internal Revenue Service. Interest or penalties incurred, if any, on future unknown, uncertain tax positions taken by the Funds will be recorded as Interest expense on the Statements of Operations.

USE OF ESTIMATES

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

OTHER RISKS

Securities markets outside the United States (“U.S.”), while growing in volume, have for the most part substantially less volume than U.S. markets, and many securities traded on these foreign markets are less liquid and their prices are more volatile than securities of comparable U.S. companies. In addition, settlement of trades in some non-U.S. markets is much slower and more subject to failure than in U.S. markets. Other risks associated with investing in foreign securities include, among other things, imposition of exchange control regulation by the U.S. or foreign governments, U.S. and foreign withholding taxes, limitations on the removal of funds or other assets, policies of governments with respect to possible nationalization of their industries, and economic or political instability in foreign nations. There may be less publicly available information about certain foreign companies than would be the case for comparable companies in the U.S., and certain foreign companies may not be subject to accounting, auditing and financial reporting standards and requirements comparable to or as uniform as those of U.S. companies.

Certain Funds may invest in emerging market securities. Investing in emerging market securities involves risks which are in addition to the usual risks inherent in foreign investments. These countries generally are located in the Asia and Pacific regions, the Middle East, Eastern Europe, Central America, South America and Africa. Some countries with emerging securities markets have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had and may continue to have negative effects on the economies and securities markets of certain countries. Moreover, the economies of some countries may differ favorably or unfavorably from the U.S. economy in such respects as rate of growth of gross domestic product, rate of inflation, capital reinvestment, resource self-sufficiency, number and depth of industries forming the economy’s base, condition and stability of financial institutions, governmental controls and investment restrictions that are subject to political change and balance of payments position. Further, a Fund may face greater difficulties or restrictions with respect to investments made in emerging markets countries than in the U.S. Satisfactory custodial services may not be available in some emerging markets countries, which may result in a Fund incurring additional costs and delays in the trading and custody of such securities.

29

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

B.	Fees and Transactions with Affiliates and Other Parties

The Funds have entered into an investment management agreement (the “Agreement”) with JO Hambro Capital Management Limited (the “Adviser” or “JOHCM”) to provide investment management services to the Funds. Under the terms of the Agreement, the Adviser receives an annual fee, computed daily and payable monthly, at the annual rates set for in the following table (expressed as a percentage of each Fund’s respective average daily net assets). The Adviser has contractually agreed to waive fees and reimburse expenses to the extent that Total Annual Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) exceed the rates in the table below (expressed as a percentage of each Fund’s respective average daily net assets).

			Expense
Fund	Class	Advisory Fee	Limitation
JOHCM Asia Ex-Japan Equity Fund	Class I	1.09%	1.39%
JOHCM Asia Ex-Japan Equity Fund	Class II	1.09%	1.54%
JOHCM Asia Ex-Japan Equity Fund	Institutional	1.09%	1.29%
JOHCM Emerging Markets Opportunities Fund	Class I	1.05%	1.39%
JOHCM Emerging Markets Opportunities Fund	Class II	1.05%	1.54%
JOHCM Emerging Markets Opportunities Fund	Institutional	1.05%	1.29%
JOHCM Global Equity Fund	Class I	0.95%	1.18%
JOHCM Global Equity Fund	Class II	0.95%	1.33%
JOHCM Global Equity Fund	Institutional	0.95%	1.08%
JOHCM International Select Fund	Class I	0.89%	1.05%
JOHCM International Select Fund	Class II	0.89%	1.30%
JOHCM International Small Cap Equity Fund	Class I	1.05%	1.34%
JOHCM International Small Cap Equity Fund	Class II	1.05%	1.49%
JOHCM International Small Cap Equity Fund	Institutional	1.05%	1.24%

The expense limitation is effective until January 28, 2016. If it becomes unnecessary for the Adviser to waive fees or make reimbursements, the Adviser may recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made to the extent that such a recapture does not cause the Total Annual Fund Operating Expenses (excluding taxes, extraordinary expenses, expenses associated with investments in underlying investment companies, brokerage commissions, interest, dividends, litigation and indemnification expenses) to exceed the applicable expense limitation that was in effect at the time of the waiver or reimbursement. The agreement to waive fees and reimburse expenses may be terminated by the Board at any time and will terminate automatically upon termination of the Investment Management Agreement.

JOHCM (USA) Inc. (the “Sub-Adviser”) serves as the investment sub-adviser to the JOHCM International Small Cap Equity Fund. For its services the Sub-Adviser is paid a fee of 1.05%, based on average daily net assets, by the Adviser.

30

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

Prior to the Reorganization, the Predecessor Funds had entered into an investment management agreement (the “Predecessor Agreement”) with Scotia Institutional Investments US, LP (“SII”) pursuant to which SII provided investment management services to the Predecessor Funds and was entitled to receive a fee calculated daily and payable monthly at an annual rate of the average daily net assets of the Predecessor Funds. As investment adviser to the Predecessor Funds, SII had the ultimate responsibility over JO Hambro, as sub-adviser to the Predecessor Funds, and was responsible for the investment performance of the Predecessor Funds. SII had contractually agreed to waive fees and reimburse expenses in order to keep the Predecessor Funds’ total annual operating expenses from exceeding the following limits (“Predecessor Expense Limitation”). The annual investment advisory fee paid and the expense caps for the Predecessor Funds were as follows:

			Net Total
		Investment	Annual
		Advisory	Operating
Fund	Class	Fees	Expenses
JOHCM Emerging Markets Opportunities Fund	Class I	1.05%	1.39%
JOHCM Emerging Markets Opportunities Fund	Institutional Class	1.05%	1.29%
JOHCM Global Equity Fund	Class I	0.95%	1.18%
JOHCM Global Equity Fund	Institutional Class	0.95%	1.08%
JOHCM International Select Fund	Class I	0.85%	1.09%
JOHCM International Select Fund	Class II	0.85%	1.34%

Prior to the Reorganization, SII had entered into an investment sub-advisory agreement (the “Predecessor Sub-Advisory Agreement”) with JOHCM, pursuant to which JOHCM served as sub-adviser to the Predecessor Funds. Sub-advisory fees paid to JOHCM under the Predecessor Sub-Advisory Agreement were paid by SII, not out of the Predecessor Funds’ assets. In accordance with the terms of the Predecessor Advisory Agreement and Predecessor Sub-Advisory Agreement, SII and JOHCM provided a continuous investment program for the Predecessor Funds’ portfolios, and oversaw the administration of all aspects relating to the Predecessor Funds’ business and affairs.

For its services as investment sub-adviser to the Predecessor Funds, JOHCM was entitled to receive investment sub-advisory fees from SII at an annualized rate, calculated daily based on the average daily net assets of the Predecessor Funds and paid monthly as set forth below:

Fund	Sub-Advisory Fee
JOHCM Emerging Markets Opportunities Fund	0.70% of assets on the first $100 million
0.75% of assets on the next $150 million
0.80% of assets in excess of $250 million
JOHCM Global Equity Fund	0.55% of assets on the first $100 million
0.675% of assets on the next $200 million
0.80% of assets in excess of $300 million
JOHCM International Select Fund	0.40% of assets on the first $30 million
0.58% of assets on the next $70 million
0.64% of assets in excess of $100 million

Prior to the Reorganization, SII could recapture any of its prior waivers or reimbursements for a period not to exceed three years from the date on which the waiver or reimbursement was made, as long as the Predecessor Expense Limitation was maintained. In connection with the Reorganization, any prior SII reimbursements are no longer recoverable from the Funds.

31

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

For the period ended March 31, 2014, the JOHCM Funds and the Predecessor Funds incurred advisory fees payable to JOHCM and SII, expense reimbursements from JOHCM and SII and made expense recoupments to SII (prior to the Reorganization) as follows:

	Advisory	Advisory	Advisory	Total
	Fee to	Fee to	Fees Recouped	Advisory
Fund	JOHCM	SII	by SII	Fees
JOHCM Asia Ex-Japan Equity Fund	$60	$—	$—	$60
JOHCM Emerging Markets Opportunities Fund	77,435	2,217	—	79,652
JOHCM Global Equity Fund	102,058	18,433	—	120,491
JOHCM International Select Fund	2,762,198	729,459	43,857	3,535,514
JOHCM International Small Cap Equity Fund	102,398	—	—	102,398

	Expenses	Expenses	Total Advisory
	Reduced	Reduced	Expense
Fund	by JOHCM	by S II	Reductions
JOHCM Asia Ex-Japan Equity Fund	$526	$—	$526
JOHCM Emerging Markets Opportunities Fund	67,165	21,282	88,447
JOHCM Global Equity Fund	66,608	14,888	81,496
JOHCM International Select Fund	174,907	—	174,907
JOHCM International Small Cap Equity Fund	87,293	—	87,293

BHIL Distributors, Inc. (“Distributor”) provides distribution services to the Funds pursuant to a distribution agreement with the Trust. Under its agreement with the Trust, the Distributor acts as an agent of the Trust in connection with the offering of the shares of the Funds on a continuous basis. Currently, the Adviser, at its own expense, pays the Distributor a stated basis-point fee and reimbursement for certain expenses and out-of-pocket costs incurred on behalf of the Funds. Prior to the Reorganization, Foreside Fund Services, LLC served as the Predecessor Funds’ distributor.

The Northern Trust Company (“Northern Trust”) serves as the financial administrator, transfer agent, custodian and fund accounting agent for the Funds pursuant to written agreements between the Funds and Northern Trust. The Funds have agreed to pay Northern Trust a tiered basis-point fee based on the JOHCM Funds’ complex level net assets, and certain per account and transaction charges. The total fee is subject to a minimum annual fee of $135,000 per fund relating to these services, and reimbursement for certain expenses incurred on behalf of the Funds.

Prior to the Reorganization, the Predecessor Funds had entered into an Administration and Accounting Services Agreement with BNY Mellon Investment Servicing (US) Inc. (“BNYMIS”) to provide accounting and administrative services, including regulatory reporting and all necessary office space, equipment, personnel and facilities. BNYMIS also acted as transfer agent and dividend disbursing agent for the Predecessor Funds. For these services BNYMIS received a monthly fee based on shareholder processing activity during the month. The Bank of New York Mellon Corporation acted as custodian of the Predecessor Funds.

Fees paid to Northern Trust and BNYMIS for their services are reflected as “Accounting and Administration” fees on the Statements of Operations and are as follows:

	Fees to	Fees to	Total Accounting and
Fund	Northern Trust	BNYMIS	Administration Fees
JOHCM Asia Ex-Japan Equity Fund	$370	$—	$370
JOHCM Emerging Markets Opportunities Fund	49,561	15,830	65,391
JOHCM Global Equity Fund	49,561	14,238	63,799
JOHCM International Select Fund	298,493	81,900	380,393
JOHCM International Small Cap Equity Fund	67,112	—	67,112

32

ADVISERS INVESTMENT TRUST
JOHCM FUNDS
NOTES TO FINANCIAL STATEMENTS
March 31, 2014 (Unaudited)

Beacon Hill Fund Services, Inc. (“Beacon Hill”) provides Compliance Services, Financial Control Services and Business Management and Governance Services for the Funds pursuant to a written agreement between the Funds and Beacon Hill, including providing the President, Treasurer, Chief Compliance Officer and Secretary to the Funds and performing certain regulatory administrative services. The Funds have agreed to pay Beacon Hill a tiered basis-point fee based on the JOHCM Funds’ complex level net assets, subject to an overall minimum annual fee of $200,000 for the JOHCM Funds for these services, and reimburse for certain expenses incurred on behalf of the Funds. Total fees paid to Beacon Hill pursuant to these agreements are reflected as “Regulatory and Compliance” fees on the Statements of Operations.

Beacon Hill has agreed to voluntarily waive its fees for the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund and JOHCM International Small Cap Equity Fund until the earlier of each Fund reaching $25 million in net assets or six months of operations within the Trust. The fees waived by Beacon Hill were $255, $1,470, and $27,044 for the JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, and JOHCM International Small Cap Equity Fund, respectively. The amounts are included in “Expenses reduced by Service Providers” on the Statements of Operations. The amounts waived by Beacon Hill are not subject to recoupment.

Certain officers and Trustees of the Trust are affiliated with Beacon Hill, Northern Trust or the Distributor and receive no compensation from the Funds for serving in their respective roles. Through March 31, 2014, the Trust paid each Independent Trustee compensation for their services based on an annual retainer of $15,000 and reimbursement for certain expenses. As of April 1, 2014, the Trust pays an annual retainer of $22,000 and reimbursement for certain expenses. If there are more than six meetings in a year, additional meeting fees may apply.

Except for the Chief Compliance Officer, the Predecessor Funds did not pay any fees to its Officers for their services as such. The Predecessor Funds also paid each Independent Trustee an annual retainer of $12,500 ($18,500 in the case of the lead independent trustee), $3,500 per quarterly and special in-person meeting, $1,000 per Audit Committee meeting, and $500 per telephonic meeting. Trustees were reimbursed for reasonable expenses incurred in attending all meetings.

C.	Shareholder Servicing Plans

The Trust adopted a Shareholder Servicing Plan pursuant to which the Trust entered into agreements with institutions or other financial intermediaries under which they rendered certain shareholder administrative support services for their customers or other investors who beneficially owned Class I Shares (except for the JOHCM International Select Fund) and Class II Shares. As compensation under the Shareholder Servicing Plan, the institution or other financial intermediary receives a fee at an annual rate of up to 0.10% and 0.25% of the average daily net assets of the outstanding Class I Shares and Class II Shares, respectively. Prior to the Reorganization, the Predecessor Funds had a similar shareholder servicing plan with the same fee schedules for the Predecessor Funds. Total fees paid pursuant to these agreements are reflected as “Servicing Fee” on the Statements of Operations.

D.	Investment Transactions

For the period ended March 31, 2014, the aggregate costs of purchases and proceeds from sales of securities (excluding short-term investments) for the Funds were as follows:

	Cost of Purchases	Proceeds from Sales
JOHCM Asia Ex-Japan Equity Fund	$1,543,327	$—
JOHCM Emerging Markets Opportunities Fund	56,759,525	4,644,137
JOHCM Global Equity Fund	37,582,472	10,257,048
JOHCM International Select Fund	574,263,105	259,205,631
JOHCM International Small Cap Equity Fund	41,280,668	963,288

33

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

E.	Federal Income Tax

As of March 31, 2014, the cost, gross unrealized appreciation and gross unrealized depreciation on securities, for federal income tax purposes, were as follows:

				Net Unrealized
		Tax Unrealized	Tax Unrealized	Appreciation
	Tax Cost	Appreciation	(Depreciation)	(Depreciation)
JOHCM Asia Ex-Japan Equity Fund	$1,543,327	$20,123	$(4,612)	$15,511
JOHCM Emerging Markets Opportunities Fund	53,847,782	2,668,439	(777,195)	1,891,244
JOHCM Global Equity Fund	37,358,923	2,853,063	(461,033)	2,392,030
JOHCM International Select Fund	810,768,408	165,366,997	(6,588,103)	158,778,894
JOHCM International Small Cap Equity Fund	40,265,036	2,733,996	(698,598)	2,035,398

The tax character of distributions paid by the Predecessor Funds during the latest tax year ended September 30, 2013, were as follows:

	Distributions From
	Ordinary	Long-Term
	Income* 2013	Capital Gains 2013
JOHCM International Select Fund	$1,422,537	$—

*Ordinary income includes short-term capital gains, if any.

As of the latest tax year ended September 30, 2013, the components of accumulated earnings on a tax basis for the Predecessor Funds were as follows:

	JOHCM	JOHCM	JOHCM
	Emerging Markets	Global Equity	International
	Opportunities Fund	Fund	Select Fund
Undistributed Ordinary Income	$6,856	$4,157	$2,852,602
Undistributed Long-Term Capital Gains	—	—	—
Accumulated Earnings	—	—	—
Distributions Payable	—	—	—
Accumulated Capital and Other Losses	(19,588)	(29,240)	(10,648,418)
Unrealized Appreciation	52,928	578,727	109,933,533
Total Accumulated Earnings	$40,196	$553,644	$102,137,717

For the period subsequent to October 31, 2012, through the fiscal year ended September 30, 2013, the following Predecessor Funds incurred net capital losses and/or Section 988 net currency losses which each Predecessor Fund intends to treat as having been incurred in the following fiscal year:

Fund	Amount
JOHCM Emerging Markets Opportunities Fund	$19,588
JOHCM Global Equity Fund	29,240
JOHCM International Select Fund	5,647,878
34

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

At September 30, 2013, capital losses incurred by the Predecessor Funds are carried forward indefinitely under the provisions of the Regulated Investment Company Modernization Act of 2010 are as follows:

	Short-Term	Long-Term
	Capital Loss	Capital Loss
	Carryforwad	Carryforwad
JOHCM International Select Fund	$5,000,540	$—

The Predecessor Fund’s capital loss carryforward in the above table may offset future capital gains in the Fund. Future utilization of capital loss carry-forwards may be limited.

F.	Capital Share Transactions

Transactions in Class I Shares for the period ended March 31, 2014, were as follows:

	JOHCM	JOHCM	JOHCM	JOHCM
	Emerging	Global	International	International
	Markets	Equity	Select	Small Cap
	Opportunities Fund	Fund	Fund	Equity Fund
Proceeds from Shares Sold	$259,371	$7,365,217	$384,200,385	$2,423,895
Reinvestment of Dividends	—	816	1,768,137	—
Payments for Shares Redeemed	(11)	(13)	(20,053,384)	—
Net Increase (Decrease) in Net Assets	$259,360	$7,366,020	$365,915,138	$2,423,895

Shares Sold	24,268	580,500	21,243,868	230,655
Shares From Reinvested Dividends	—	65	96,831	—
Shares Redeemed	(1)	(1)	(1,108,973)	—
Net Increase (Decrease) in Shares	24,267	580,564	20,231,726	230,655

Transactions in Class I Shares by the Predecessor Funds for the year ended September 30, 2013, were as follows:

	JOHCM	JOHCM	JOHCM
	Emerging	Global	International
	Markets Opportunities Fund	Equity Fund	Select Fund
Proceeds from Shares Sold	$10	$10	$344,664,282
Reinvestment of Dividends	—	—	1,097,514
Payments for Shares Redeemed	—	—	(44,441,551)
Net Increase (Decrease) in Net Assets	$10	$10	$301,320,245

Shares Sold	1	1	22,858,054
Shares From Reinvested Dividends	—	—	82,520
Shares Redeemed	—	—	(3,130,814)
Net Increase (Decrease) in Shares	1	1	19,809,760
35

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

Transactions in Class II Shares for the period ended March 31, 2014, were as follows:

	JOHCM	JOHCM	JOHCM
	Emerging	International	International
	Markets	Select	Small Cap
	Opportunities Fund	Fund	Equity Fund
Proceeds from Shares Sold	$223,923	$4,028,815	$6,982,338
Reinvestment of Dividends	48	36,148	36
Payments for Shares Redeemed	(8,710)	(2,149,451)	(208,658)
Net Increase (Decrease) in Net Assets	$215,261	$1,915,512	$6,773,716

Shares Sold	20,867	218,204	660,865
Shares From Reinvested Dividends	4	1,970	3
Shares Redeemed	(818)	(119,232)	(19,876)
Net Increase (Decrease) in Shares	20,053	100,942	640,992

Transactions in Class II Shares by the Predecessor Funds for the year ended September 30, 2013, were as follows:

JOHCM
International
Select Fund
Proceeds from Shares Sold	$2,218,261
Reinvestment of Dividends	51,217
Payments for Shares Redeemed	(3,481,203)
Net Increase (Decrease) in Net Assets	$(1,211,725)

Shares Sold	148,529
Shares From Reinvested Dividends	3,828
Shares Redeemed	(240,017)
Net Increase (Decrease) in Shares	(87,660)

Transactions in the Institutional Class Shares for the period ended March 31, 2014, were as follows:

	JOHCM	JOHCM	JOHCM	JOHCM
	Asia	Emerging	Global	International
	Ex-Japan	Markets	Equity	Small Cap
	Equity Fund	Opportunities Fund	Fund	Equity Fund
Proceeds from Shares Sold	$2,000,000	$54,093,436	$24,894,950	$32,785,599
Reinvestment of Dividends	—	7,814	49,291	6,462
Payments for Shares Redeemed	—	(10)	(2,627,868)	(5,220)
Net Increase (Decrease) in Net Assets	$2,000,000	$54,101,240	$22,316,373	$32,786,841

Shares Sold	200,000	5,067,537	1,980,587	3,211,460
Shares From Reinvested Dividends	—	195,816	3,897	626
Shares Redeemed	—	(1)	(203,120)	(493)
Net Increase (Decrease) in Shares	200,000	5,263,352	1,781,364	3,211,593

36

ADVISERS INVESTMENT TRUST JOHCM FUNDS NOTES TO FINANCIAL STATEMENTS March 31, 2014 (Unaudited)

Transactions in the Institutional Class Shares by the Predecessor Fund for the year ended September 30, 2013, were as follows:

	JOHCM	JOHCM
	Emerging	Global
	Markets	Equity
	Opportunities Fund	Fund
Proceeds from Shares Sold	$1,500,000	$10,000,000
Reinvestment of Dividends	—	—
Payments for Shares Redeemed	—	—
Net Increase (Decrease) in Net Assets	$1,500,000	$10,000,000

Shares Sold	150,000	928,172
Shares From Reinvested Dividends	—	—
Shares Redeemed	—	—
Net Increase (Decrease) in Shares	150,000	928,172

G.	Concentration of Ownership

It is expected that a significant portion of the Funds’ shares will be held in omnibus and other institutional accounts, which typically hold shares for the benefit of other underlying investors. To the extent that an omnibus position redeems a large portion of its investment in a Fund, this could have a disruptive impact on the efficient implementation of the Fund’s investment strategy and result in increased overall expenses for the remaining shareholders.

In addition, as of March 31, 2014, the Adviser held outstanding shares of the JOHCM Funds as follows:

Fund	Class	% Ownership
JOHCM Asia Ex-Japan Equity Fund	Institutional	100.00%
JOHCM Emerging Markets Opportunities Fund	Class I	78.61%
JOHCM Emerging Markets Opportunities Fund	Class II	97.58%
JOHCM Emerging Markets Opportunities Fund	Institutional	6.39%
JOHCM International Small Cap Equity Fund	Institutional	22.68%

37

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

A.	Summary of Fund Holdings

JOHCM Asia Ex-Japan Equity Fund

Market Exposure		5 Largest Security Positions
Equity Securities	% of Net Assets	Issuer	% of Net Assets
Food	8.9%	AAC Technologies Holdings Inc	3.4%
Holding Companies-Divers	6.7%	Hutchison Whampoa Ltd	3.0%
Computers	6.6%	King Slide Works Co Ltd	2.6%
Banks	5.1%	L’Occitane International SA	2.6%
Electrical Components & Equipment	5.1%	Tingyi Cayman Islands Holding Corp	2.6%
Leisure Time	4.4%	Total	14.2%
Auto Parts & Equipment	3.6%
Electronics	3.3%
Iron/Steel	3.0%
Cosmetics/Personal Care	2.6%
Miscellaneous Manufacturing	2.6%
Beverages	2.5%
Retail	2.4%
Distribution/Wholesale	2.3%
Diversified Financial Services	2.0%
Semiconductors	2.0%
Internet	1.8%
Building Materials	1.7%
Home Builders	1.6%
Household Products/Wares	1.6%
Real Estate	1.6%
Agriculture	1.5%
Auto Manufacturers	1.5%
Housewares	1.5%
Insurance	1.5%
Total	77.4%

38

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

JOHCM Emerging Markets Opportunities Fund

Market Exposure		5 Largest Security Positions
Equity and Equity-Linked Securities	% of Net Assets	Issuer	% of Net Assets
Semiconductors	19.1%	China Construction Bank Corp	3.1%
Banks	12.1%	HDFC Bank Ltd	3.5%
Auto Manufacturers	5.8%	Naspers Ltd	4.1%
Telecommunications	5.7%	Samsung Electronics Co Ltd	4.4%
Commercial Services	5.0%	Taiwan Semiconductor Manufacturing Co Ltd	3.2%
Oil & Gas	4.8%	Total	18.3%
Media	4.1%
Insurance	4.0%
Computers	3.8%
Real Estate	2.9%
Diversified Financial Services	2.4%
Engineering & Construction	2.1%
Apparel	2.0%
Chemicals	2.0%
Electric	2.0%
Cosmetics/Personal Care	1.8%
Food	1.7%
Mining	1.5%
Gas	1.3%
Household Products/Wares	1.3%
Auto Parts & Equipment	1.2%
Home Furnishings	1.2%
Leisure Time	1.2%
Machinery-Diversified	1.2%
Retail	1.2%
Healthcare-Products	1.0%
Forest Products & Paper	0.9%
Internet	0.8%
Electrical Components & Equipment	0.7%
Environmental Control	0.7%
Energy-Alternate Sources	0.4%
Total	95.9%

39

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

JOHCM Global Equity Fund

Market Exposure		5 Largest Security Positions
Equity Securities	% of Net Assets	Issuer	% of Net Assets
Semiconductors	15.4%	Apollo Global Management LLC	2.7%
Pharmaceuticals	15.1%	Blackstone Group LP	2.7%
Private Equity	7.9%	Chicago Bridge & Iron Co NV	2.7%
Internet	7.7%	WPP PLC	2.7%
Chemicals	7.5%	Yaskawa Electric Corp	2.6%
Electronics	5.3%	Total	13.4%
Advertising	5.2%
Telecommunications	5.1%
Media	4.8%
Engineering & Construction	2.7%
Machinery-Diversified	2.6%
Software	2.6%
Banks	2.5%
Biotechnology	2.5%
Diversified Financial Services	2.5%
Hand/Machine Tools	2.4%
Oil & Gas	2.4%
Total	94.2%

JOHCM International Select Fund

Market Exposure		5 Largest Security Positions
Equity Securities	% of Net Assets	Issuer	% of Net Assets
Pharmaceuticals	16.0%	Chicago Bridge & Iron Co NV	2.7%
Chemicals	10.7%	Exor SpA	2.8%
Semiconductors	7.8%	Japan Exchange Group Inc	2.8%
Electronics	5.5%	Sysmex Corp	2.8%
Advertising	5.4%	Yaskawa Electric Corp	2.8%
Banks	5.4%	Total	13.9%
Diversified Financial Services	5.4%
Telecommunications	5.3%
Engineering & Construction	2.8%
Healthcare-Products	2.8%
Investment Companies	2.8%
Household Products/Wares	2.7%
Internet	2.7%
Machinery-Diversified	2.7%
Software	2.7%
Apparel	2.6%
Commercial Services	2.6%
Holding Companies-Divers	2.6%
Media	2.6%
Private Equity	2.6%
Total	93.7%

40

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

JOHCM International Small Cap Equity Fund

Market Exposure		5 Largest Security Positions
Equity Securities	% of Net Assets	Issuer	% of Net Assets
Diversified Financial Services	7.0%	Banca IFIS SpA	1.7%
Electronics	5.3%	Coastal Contracts Bhd	1.7%
Chemicals	5.0%	Goodpack Ltd	1.6%
Machinery-Diversified	5.0%	Nak Sealing Technologies Corp	1.9%
Telecommunications	4.3%	Stella-Jones Inc	1.8%
Transportation	4.1%	Total	8.7%
Pharmaceuticals	4.0%
Healthcare-Products	3.8%
Food	3.7%
Miscellaneous Manufacturing	3.7%
Auto Parts & Equipment	3.4%
Beverages	3.0%
Agriculture	2.9%
Distribution/Wholesale	2.9%
Banks	2.8%
Electrical Components & Equipment	2.6%
Healthcare-Services	2.6%
Commercial Services	2.5%
Retail	2.3%
Building Materials	1.8%
Shipbuilding	1.7%
Trucking & Leasing	1.6%
Cosmetics/Personal Care	1.5%
Lodging	1.5%
Engineering & Construction	1.4%
Gas	1.4%
Hand/Machine Tools	1.4%
Insurance	1.4%
Packaging & Containers	1.4%
Semiconductors	1.4%
Aerospace/Defense	1.3%
Internet	1.3%
Media	1.3%
Software	1.3%
Environmental Control	1.2%
Leisure Time	1.2%
Metal Fabricate/Hardware	1.1%
Total	96.1%

41

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

B.	Expense Examples

As a Fund shareholder, you may incur two types of costs: (1) transaction costs, including redemption fees, as applicable, and (2) ongoing costs, including management fees and other Fund expenses. The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds. Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, the examples are useful in comparing ongoing costs only and will not help you determine the relative total cost of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

The examples below are based on an investment of $1,000 invested at October 1, 2013 and held for the entire period through March 31, 2014.

The Actual Expense Example below provides information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid” to estimate the expenses you paid on your account during this period.

The Hypothetical Expense Example below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not each the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

JOHCM Asia Ex-Japan Equity Fund - Institutional Class

	Expense Ratio	Beginning Account Value 10/1/2013	Ending Account Value 3/31/2014	^ Expenses Paid 10/1/13-3/31/14
Actual	1.29%	$1,000.00	$1,007.00	$0.04
Hypothetical	1.29%	$1,000.00	$1,018.50	$6.49

JOHCM Emerging Markets Opportunities Fund - Class I

	Expense	Beginning Account Value	Ending Account Value	^ Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/1/13-3/31/14
Actual	1.39%	$1,000.00	$1,042.80	$7.08
Hypothetical	1.39%	$1,000.00	$1,018.00	$6.99

JOHCM Emerging Markets Opportunities Fund - Class II

	Expense	Beginning Account Value	Ending Account Value	^ Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/1/13-3/31/14
Actual	1.54%	$1,000.00	$988.80	$4.36
Hypothetical	1.54%	$1,000.00	$1,017.25	$7.75

JOHCM Emerging Markets Opportunities Fund - Institutional Class

	Expense	Beginning Account Value	Ending Account Value	^ Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/1/13-3/31/14
Actual	1.29%	$1,000.00	$1,042.80	$6.57
Hypothetical	1.29%	$1,000.00	$1,018.50	$6.49

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ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

JOHCM Global Equity Fund - Class I
	Expense	Beginning Account Value	Ending Account Value	^ Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/1/13-3/31/14
Actual	1.18%	$1,000.00	$1,131.10	$6.27
Hypothetical	1.18%	$1,000.00	$1,019.05	$5.94

JOHCM Global Equity Fund - Institutional Class

	Expense	Beginning Account Value	Ending Account Value	^ Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/1/13-3/31/14
Actual	1.08%	$1,000.00	$1,131.20	$5.74
Hypothetical	1.08%	$1,000.00	$1,019.55	$5.44

JOHCM International Select Fund - Class I

	Expense	Beginning Account Value	Ending Account Value	^ Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/1/13-3/31/14
Actual	1.06%	$1,000.00	$1,088.30	$5.52
Hypothetical	1.06%	$1,000.00	$1,019.65	$5.34

JOHCM International Select Fund - Class II

	Expense	Beginning Account Value	Ending Account Value	^ Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/1/13-3/31/14
Actual	1.31%	$1,000.00	$1,087.40	$6.82
Hypothetical	1.31%	$1,000.00	$1,018.40	$6.59

JOHCM International Small Cap Equity Fund - Class I

	Expense	Beginning Account Value	Ending Account Value	^ Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/1/13-3/31/14
Actual	1.34%	$1,000.00	$1,034.50	$3.32
Hypothetical	1.34%	$1,000.00	$1,018.25	$6.74

JOHCM International Small Cap Equity Fund - Class II

	Expense	Beginning Account Value	Ending Account Value	^ Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/1/13-3/31/14
Actual	1.49%	$1,000.00	$1,060.20	$5.59
Hypothetical	1.49%	$1,000.00	$1,017.50	$7.49

JOHCM International Small Cap Equity Fund - Institutional Class

	Expense	Beginning Account Value	Ending Account Value	^ Expenses Paid
	Ratio	10/1/2013	3/31/2014	10/1/13-3/31/14
Actual	1.24%	$1,000.00	$1,078.40	$6.39
Hypothetical	1.24%	$1,000.00	$1,018.75	$6.24

^
Actual expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the actual number of operational days in the most recent half fiscal year, and divided by the number of days in the current year (365). Hypothetical expenses are calculated using each Fund’s annualized expense ratio (as disclosed in the table), multiplied by the average account value for the period, multiplied by the number of days in the most recent half fiscal year (182), and divided by the number of days in the current year (365).

43

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

C.	Board Approval of Investment Advisory and Sub-Advisory Agreements

Section 15 of the Investment Company Act of 1940 (the “1940 Act”) requires that the Investment Advisory Agreement between Advisers Investment Trust (the “Trust”) and JO Hambro Capital Management (the “Adviser”) with respect to JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund, JOHCM International Small Cap Equity Fund, and the JOHCM Asia Ex-Japan Equity Fund (each a “Fund” and collectively the “Funds”), and the Investment Sub-Advisory Agreement between the Adviser and JOHCM (USA) Inc. (the “Sub-Adviser”) with respect to the JOHCM International Small Cap Equity Fund be approved by a majority the Board of Trustees, including a majority of the Trustees who are not “interested persons” of the Funds, or of the Adviser or Sub-Adviser (“Independent Trustees”). It is the duty of the Board to request as much information as is reasonably necessary to evaluate the terms of the Investment Advisory Agreement and Investment Sub-Advisory Agreement to determine whether the agreements are fair to the Funds and their shareholders. The Board considered the Investment Advisory Agreement, with respect to JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund and JOHCM International Small Cap Equity Fund, and the Investment Sub-Advisory Agreement at special telephonic meetings held on July 11, 2013 and July 24, 2013 and approved the Investment Advisory Agreement and Investment Sub-Advisory Agreement at an in person meeting held on September 10, 2013. The Board considered the Investment Advisory Agreement, with respect to JOHCM Asia Ex-Japan Equity Fund on December 10, 2013 and approved the Investment Advisory Agreement at an in person meeting held on March 11, 2014.

The Board requested, and the Adviser and Sub-Adviser, as appropriate, provided, information and data relating to: (i) the investment performance of the Funds; (ii) the nature, extent and quality of the services provided by the Adviser and Sub-Adviser to the Funds; (iii) the cost of the services provided and the profits realized by the Adviser and Sub-Adviser and its affiliates from the relationship with the Funds; (iv) the extent to which economies of scale will be realized as the Funds grow; (v) whether the fee levels will reflect these economies of scale to the benefit of Funds’ shareholders; (vi) the advisory and sub-advisory fees paid by other comparable accounts advised by the Adviser or by a different investment adviser (the “Peer Group”); (vii) the Funds’ expense ratios and the expense ratios of similar funds; and (viii) the effect of any fee waivers and expense reimbursements made by the Adviser, Sub-Adviser and other service providers.

JOHCM Emerging Markets Opportunities Fund, JOHCM Global Equity Fund, JOHCM International Select Fund and JOHCM International Small Cap Equity Fund

The Board met with representatives of the Adviser and Sub-Adviser to review the proposed investment strategy for the Funds. The Board reviewed the Adviser’s organizational structure and portfolio management team. A representative of the Adviser gave an overview of the Funds, the Adviser and its subsidiaries and affiliates, including the Sub-Adviser, and reviewed the investment philosophy, process and strategy employed by the Adviser and Sub-Adviser. The Board reviewed the Adviser’s and Sub-Adviser’s compliance and risk management infrastructure, as well as the relationship between the Adviser and the Sub-Adviser with respect to the International Small Cap Equity Fund.

The Trustees considered the proposed investment advisory fees to be charged to each Fund for investment advisory services, as well as the proposed total operating expenses of each Fund. The Trustees noted that the Adviser proposed an investment advisory fee of 1.05% of the average daily net assets of the JOHCM Emerging Markets Opportunities Fund. The Board also noted that the Adviser agreed to waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s total fund operating expenses (excluding brokerage costs, interest, taxes, dividends, litigation and indemnification expenses, expenses associated with the investments in underlying investment companies and extraordinary expenses (“Waivers and Reimbursements”)) to 1.29% for the Institutional Class under a proposed Expense Limitation Agreement (“Expense Cap”). The Trustees noted that although the proposed advisory fee is slightly above the peer group average of 1.00%, it is within the range of fees charged by other funds in the Peer Group. A representative of the Adviser further noted that the Expense Cap of 1.29% on total operating expenses is below the Peer Group average of 1.32%. With respect to the JOHCM Global Equity Fund, the Trustees noted that the Adviser proposed to charge an advisory fee of 0.95% of the average daily net assets of the Fund with an Expense Cap of 1.08% for the Institutional Class, exclusive of any Waivers and Reimbursements. The Trustees noted that although the advisory fee is higher than the Peer

44

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

Group average of 0.76%, it is within the range of advisory fees charged by other funds in the Peer Group. The Trustees noted that the Expense Cap of 1.08% on total fund operating expenses was below the Peer Group average. The Trustees reviewed the proposed advisory fees and total operating expenses for the JOHCM International Select Fund, noting that the proposed advisory fee of 0.89% is within the range of fees charged by funds in the Peer Group. The Trustees also noted that the Fund’s Expense Cap of 1.05% for Class I, exclusive of any Waivers and Reimbursements, is at the low end of the Peer Group. Finally, with respect to the JOHCM International Small Cap Fund, the representative of the Adviser informed the Board that the entire proposed advisory fee of 1.05% would be paid by the Adviser to the Sub-Adviser. The Board then reviewed the average advisory fee for the Peer Group, as well as the range of advisory fees for the JOHCM International Small Cap Fund’s Peer Group. The Board also reviewed the JOHCM International Small Cap Fund’s total fund operating expenses of 1.24% for the Institutional Class, exclusive of any Waivers and Reimbursements, noting that it was well below the average for the Peer Group. The Board observed that, although the proposed advisory fee for the JOHCM International Small Cap Fund was slightly higher than the Peer Group average, the fee was within the range of fees for the Peer Group and the Fund’s total fund operating expenses were below average.

The Board noted that the Adviser will institute a contractual Expense Cap to the extent necessary to limit the Funds’ total annual operating expenses. A representative of the Adviser reported that the Adviser has agreed that the initial term of the expense limitation agreement will run from the effective date of the Funds’ registration statement through January 28, 2016, and that such term will be reflected in the Funds’ prospectuses and Statement of Additional Information. After discussion, the Trustees concluded that each Fund’s proposed advisory fee was fair and reasonable.

Because the Funds have not yet commenced operations as series of the Trust, the Trustees considered the performance of similarly managed Undertakings for Collective Investment in Transferable Securities (“UCITS”) and separate accounts managed by the Adviser and Sub-Adviser. With respect to the JOHCM Global Emerging Markets Opportunities Fund, the Trustees considered the performance of the JOHCM Global Emerging Markets Opportunities Fund (UCITS), noting that the strategy had underperformed its benchmark, the MSCI Emerging Markets NR Index, for the since inception period, but outperformed the benchmark over the recent three-months, six-months, one-year and year-to-date periods. The Trustees considered the performance of the JOHCM Global Select Fund (UCITS) as a demonstration of the Adviser’s capability to manage the JOHCM Global Equity Fund. The Board noted that the Adviser had outperformed the benchmark, the MSCI ACWI NR Index, for the one-year, annualized three-years and since-inception periods. Turning to the JOHCM International Select Fund, the Trustees considered the performance of the JOHCM International Select Fund LP as compared to its benchmark, the MSCI EAFE NR Index, noting that it had outperformed over the last one-year, annualized three-years, and since-inception periods, and had slightly outperformed the benchmark during the second quarter 2013 as well. With respect to the JOHCM International Small Cap Fund, the Trustees noted that the Adviser had not previously managed a strategy similar to this Fund. They considered, however, the Adviser’s performance with respect to the strategies reviewed for the other Funds and agreed that the Adviser has the potential to deliver favorable results to the future shareholders of the Fund. The Trustees noted that although past performance is no guarantee of future, the Board concluded that the Adviser and Sub-Adviser has the potential to deliver reasonable performance.

The Trustees also considered the profitability of the Adviser’s relationship with each Fund. The Trustees noted that the Adviser estimated that it would earn a profit from a Fund once the Fund reaches $100 million in assets under management. After discussion, the Trustees determined that they would continue to evaluate the Adviser’s profitability in connection with the next annual renewal of the advisory agreement, and concluded that the level of profit was reasonable.

With respect to economies of scale, the Trustees noted the Adviser’s ability to obtain significant economies of scale in regards to dealing commissions and access to research.

JOHCM Asia Ex-Japan Equity Fund

The Trustees reviewed the investment advisory fees to be paid by the Fund for investment advisory services and the total operating expenses of the Fund. The Trustees noted that the Adviser proposed to charge a management fee of 1.09% of the average daily net assets of the Fund, with total fund operating expenses capped at 1.29% for the Institutional Class, excluding Waivers and

45

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

Reimbursements, under a proposed expense limitation agreement (“Expense Cap”). The Trustees noted that although the advisory fee is above the Morningstar Asia Ex-Japan category average of 0.98%, it is within the 0.50% to 1.30% range of fees charged by other funds in the Morningstar category. Turning to total operating expenses, the Trustees further noted that the Expense Cap of 1.29% on the Institutional Class total operating expenses is below the Morningstar average of 1.77%. The Board noted that the Adviser will contractually waive fees and/or reimburse expenses to the extent necessary to limit the Fund’s total annual operating expenses. After discussion, the Trustees concluded that the Fund’s proposed advisory fee is within the range of reasonableness.

With respect to performance, because the Fund had not yet commenced operations, the Trustees considered the performance of a similarly managed UCITS managed by the Adviser. The Trustees considered the Adviser’s representation that it does not anticipate the Fund’s performance will vary significantly from that of the JOHCM Asia ex Japan Fund UCITS (the “JOHCM Asia UCITS”). The Trustees noted that the JOHCM Asia UCITS had outperformed its benchmark, the MSCI All Country Asia ex Japan NR Index, in six of the seven periods presented. The Trustees considered the JOHCM Asia UCITS’s significant long term outperformance noting returns, relative to the benchmark, of 9.33% versus 3.07% for the Year-to-Date period, 40.55% versus 26.12%, and 51.68% versus 30.27%, for the Year-to-Date, Two-Year and Since-Inception periods, respectively.

The Trustees also considered the profitability of the Adviser’s relationship with the Fund. The Trustees noted that the Adviser estimated that it will earn a profit from the Fund once the Fund reaches $100 million in assets under management, and expects to reach this asset level by or before January 2016. The Trustees considered the profitability of the Adviser as a whole, noting that the Adviser is a highly profitable organization, and agreed that despite the Adviser’s initial set up costs and fee waivers associated with the Fund, they do not have concerns with the Adviser’s ability to remain a going concern. After discussion, the Trustees determined that they would continue to evaluate the Adviser’s profitability in connection with the next annual renewal of the Investment Advisory Agreement, and concluded that the level of anticipated profit was reasonable.

With respect to economies of scale, the Trustees considered the Adviser’s targeted fees, noting the Adviser’s objective of increasing value added alpha. A representative of the Adviser stated that the Adviser has targeted its fees to correspond to its mission to add value, meaning that rather than taking in assets above a certain level with a lower fee, the Adviser prefers to close a strategy to new investors with the goal of fulfilling its responsibilities of providing “superior performance to existing investors.”

In reaching its conclusions, with respect to each Fund discussed above, the Board did not identify any single controlling factor. Rather, the Board noted that a combination of factors influenced its decision-making process. Based upon its review of the factors discussed above and any other factors deemed relevant, the Board, including a majority of the Independent Trustees, determined that the Investment Advisory Agreement was fair and reasonable, that the Adviser’s fees are reasonable in light of the services provided to the Funds and the benefits received by the Adviser, and that approval of the Investment Advisory Agreement would be in the best interests of the Funds. The Board further determined that the Sub-Advisory Advisory Agreement was fair and reasonable, that the Sub-Adviser’s fees are reasonable in light of the services provided to the Fund and the benefits received by the Sub-Adviser, and that approval of the Sub-Advisory Agreement would be in the best interests of the International Small Cap Equity Fund.

D.	Change in Independent Registered Public Accounting Firm

The Predecessor Funds reorganized into Advisers Investment Trust (“AIT”) effective November 18, 2013. KPMG LLP (“KPMG”), which were the principal accountants for the Predecessor Funds, each a series of the Scotia Institutional Funds, resigned as principal accountants for the Predecessor Funds upon the completion of their 2013 audits and issuance of their audit opinion on November 25, 2013. The Audit Committee and Board of Trustees of AIT appointed PricewaterhouseCoopers LLP as principal accountants for each JOHCM Fund in AIT for the fiscal year ending September 30, 2014.

During the fiscal years ended September 30, 2013 and September 30, 2012 for the JOHCM International Select Fund, the period November 21, 2012 through September 30, 2013 for the JOHCM Emerging Markets Opportunities Fund and the period March 22, 2013 through September 30, 2013 for the JOHCM Global Equity Fund, and the subsequent interim period through November 25,

46

ADVISERS INVESTMENT TRUST JOHCM FUNDS ADDITIONAL INFORMATION March 31, 2014 (Unaudited)

2013, there were no (1) disagreements with KPMG LLP on any matters of accounting principles or practices, financial statement disclosure, or auditing scope or procedures, which disagreements, if not resolved to their satisfaction would have caused them to make reference in connection with their opinion to the subject matter of the disagreements, or (2) reportable events.

The audit reports of KPMG LLP on the financial statements as of and for the fiscal years ended September 30, 2013 and September 30, 2012 for the JOHCM International Select Fund, the period November 21, 2012 through September 30, 2013 for the JOHCM Emerging Markets Opportunities Fund and the period March 22, 2013 through September 30, 2013 for the JOHCM Global Equity Fund did not contain any adverse opinion or disclaimer of opinion, nor were they qualified or modified as to uncertainty, audit scope or accounting principles.

E.	Other Information

Investors may obtain a copy of the proxy voting policies and procedures by writing to the Trust in the name of the Fund c/o The Northern Trust Company, P.O. Box 4766, Chicago, Illinois 60680-4766 or by calling the Trust at 866-260-9549 (toll free) or 312-557-5913. Information about how the Funds voted proxies relating to portfolio securities for each 12 month period ending June 30th is available without charge, upon request, by calling the Trust at 866-260-9549 (toll free) or 312-557-5913 and on the SEC’s website at http://www.sec.gov.

The Funds file a complete Schedule of Investments with the Commission for the first and third quarters of each fiscal year on Form N-Q and is available without charge on the Commission’s website at www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 800-SEC-0330.

47

Investment Adviser
J O Hambro Capital Management Limited
Ryder Court, Ground Floor
14 Ryder Street
London SW1Y6QB, United Kingdom

Custodian
The Northern Trust Company
50 South LaSalle Street
Chicago, Illinois 60603

Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
One North Wacker Drive
Chicago, IL 60606

Legal Counsel
Thompson Hine LLP
41 South High Street, Suite 1700
Columbus, Ohio 43215-6101

Distributor
BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, Ohio 43214

For Additional Information, call
866-260-9549 (toll free) or 312-557-5913

Item 2. Code of Ethics.

Not applicable — only for annual reports.

Item 3. Audit Committee Financial Expert.

Not applicable — only for annual reports.

Item 4. Principal Accountant Fees and Services.

Not applicable — only for annual reports.

Item 5. Audit Committee of Listed Companies.

Not applicable.

Item 6. Schedule of Investments.

(a)	The Schedule of Investments in securities of unaffiliated issuers is included in the report to shareholders filed under Item 1 of this Form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)    The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)    There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable — only for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certification pursuant to Rule 30a-2(b) is furnished hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)    Advisers Investment Trust

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date: June 5, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Dina Tantra
Dina A. Tantra
President and Principal Executive Officer

Date: June 5, 2014

By (Signature and Title)

/s/ Troy A. Sheets
Troy A. Sheets
Treasurer and Principal Financial Officer

Date: June 5, 2014